UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05125

BNY Mellon Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Variable Investment Fund, Appreciation Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Variable Investment Fund, Appreciation Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Variable Investment Fund, Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund, Appreciation Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by portfolio manager Fayez Sarofim, Catherine Crain, Gentry Lee, Christopher Sarofim and Charles Sheedy of Fayez Sarofim & Co., Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Variable Investment Fund, Appreciation Portfolio’s (formerly, Dreyfus Variable Investment Fund, Appreciation Portfolio) Initial shares achieved a total return of 21.34%, and its Service shares achieved a total return of 21.20%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of 18.53% for the same period.2

U.S. stocks posted strong gains during the reporting period amid sustained economic growth, shifting Federal Reserve (the “Fed”) policy, and intensifying trade tensions. The fund outperformed its benchmark, largely due to favorable stock selection in several sectors, including communication services, consumer staples, information technology, and consumer discretionary.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund focuses on “blue-chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence, and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund’s portfolio managers identify economic sectors they believe will expand over the next three to five years or longer. Using fundamental analysis, the fund’s portfolio managers then seek companies within these sectors that have proven track records and dominant positions in their industries. The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover rate of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and can help limit the distribution of capital gains generated due to portfolio turnover.3

Stocks Surge on Expected Rate Cut

The Index posted its strongest first-half performance in more than two decades, as the prospect of easier monetary policy outweighed concerns about tariffs and slowing global growth. After soaring to fresh highs through the end of April 2019, the Index pulled back sharply in May 2019, as trade fears ramped up and nervousness about the economic outlook increased, only to rebound again in June 2019 on expectations of interest-rate cuts from the Fed. Renewed hopes of a truce between the U.S. and China in late June 2019 also helped to lift sentiment. All 11 sectors of the Index advanced, led by more than 20% gains for information technology, consumer discretionary, industrials and real estate, while the smallest gains were recorded by health care and energy.

Stock Selection Drove Performance

The fund outperformed the Index in the first half of the reporting period primarily due to advantageous stock selection across several sectors. The fund’s focused presence in the communication services sector, with its emphasis on issues such as Facebook and Walt Disney

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

and the avoidance of telecommunication services stocks, was a significant contributor to relative results. Favorable stock selections in the consumer staples sector offset the negative effect resulting from the fund’s overweight of this sector. Stock selection in the information technology, consumer discretionary, industrials, and materials sectors also added value. The fund’s positions in ASML Holding, Air Products & Chemicals, and LVMH Moët Hennessy Louis Vuitton generated returns of more than 30% for the reporting period. The largest positive contributors to the fund’s six-month return included Facebook, Microsoft, Apple, Estée Lauder and Visa.

On the other hand, relatively weak stock selections in health care undercut performance versus the Index, but the impact was neutralized by the underweight sector allocation. The largest detractors from returns were AbbVie, Fox Corporation, Infineon Technologies, UnitedHealth Group, and State Street.

Industry Leaders Can Weather Macroeconomic Headwinds

In our opinion, a slowing but still growing global economy and supportive central bank policy are providing a favorable fundamental backdrop for equities, but downside risks to the outlook have increased. As the economic cycle unfolds and risks continue to rise, we believe that investors are increasingly likely to prefer higher-quality companies that can both sustain growth and provide a degree of protection against greater market volatility. The fund’s investment approach focuses on such companies.

Our strategy targets global industry leaders with solid balance sheets and strong pricing power that have the potential to deliver revenue and earnings growth across business cycles. Furthermore, we aim to invest with seasoned management teams who have strong records of returning cash to shareholders and are well-equipped to potentially extend those records in difficult and volatile times.

July 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3  Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components), the fund can be expected to be less tax-efficient than during periods of more stable market conditions and asset flows.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, Appreciation Portfolio made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, Appreciation Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.45	$5.81
Ending value (after expenses)	$1,213.40	$1,212.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.06	$5.31
Ending value (after expenses)	$1,020.78	$1,019.54

† Expenses are equal to the fund’s annualized expense ratio of .81% for Initial shares and 1.06% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Banks - 3.4%
JPMorgan Chase & Co.	115,525		12,915,695
Capital Goods - 1.6%
United Technologies	48,700		6,340,740
Commercial & Professional Services - .9%
Verisk Analytics	23,540		3,447,668
Consumer Durables & Apparel - 3.4%
Hermes International	2,677		1,930,757
LVMH Moet Hennessy Louis Vuitton	15,200		6,470,510
NIKE, Cl. B	55,515		4,660,484
			13,061,751
Consumer Services - 1.9%
McDonald's	34,450		7,153,887
Diversified Financials - 7.4%
American Express	62,025		7,656,366
BlackRock	18,750		8,799,375
Intercontinental Exchange	46,975		4,037,031
S&P Global	34,525		7,864,450
			28,357,222
Energy - 6.1%
Chevron	76,175		9,479,217
ConocoPhillips	67,900		4,141,900
Exxon Mobil	128,064		9,813,544
			23,434,661
Food, Beverage & Tobacco - 12.3%
Altria Group	135,775		6,428,946
Anheuser-Busch InBev, ADR	33,575		2,971,723
Constellation Brands, Cl. A	18,425		3,628,620
Nestle, ADR	68,675		7,100,995
PepsiCo	56,250		7,376,063
Philip Morris International	122,275		9,602,256
The Coca-Cola	193,900		9,873,388
			46,981,991
Health Care Equipment & Services - 5.3%
Abbott Laboratories	91,175		7,667,818
Intuitive Surgical	12,950	[a]	6,792,922
UnitedHealth Group	23,450		5,722,035
			20,182,775
Household & Personal Products - 3.1%
The Estee Lauder, Cl. A	65,900		12,066,949
Insurance - 2.0%
Chubb	51,875		7,640,669

6

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 3.6%
Air Products & Chemicals	9,850		2,229,745
Linde	38,325		7,695,660
The Sherwin-Williams	8,650		3,964,208
			13,889,613
Media & Entertainment - 14.3%
Alphabet, Cl. C	13,069	[a]	14,126,413
Comcast, Cl. A	249,340		10,542,095
Facebook, Cl. A	108,935	[a]	21,024,455
Fox, Cl. A	36,637		1,342,380
The Walt Disney	55,805		7,792,610
			54,827,953
Pharmaceuticals Biotechnology & Life Sciences - 4.5%
AbbVie	74,500		5,417,640
Novo Nordisk, ADR	125,550		6,408,072
Roche Holding, ADR	150,800	[b]	5,293,080
			17,118,792
Retailing - 3.0%
Amazon.com	6,150	[a]	11,645,824
Semiconductors & Semiconductor Equipment - 5.5%
ASML Holding	34,125	[b]	7,095,611
Infineon Technologies, ADR	90,000		1,583,100
Texas Instruments	109,575		12,574,827
			21,253,538
Software & Services - 12.2%
Automatic Data Processing	16,415		2,713,892
Mastercard, Cl. A	5,000		1,322,650
Microsoft	199,835		26,769,897
Visa, Cl. A	91,125	[b]	15,814,744
			46,621,183
Technology Hardware & Equipment - 5.2%
Apple	101,500		20,088,880
Transportation - 3.7%
Canadian Pacific Railway	27,325		6,427,933
Union Pacific	45,225		7,648,000
			14,075,933
Total Common Stocks (cost $162,124,393)			381,105,724

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,543,310)	2.29	1,543,310	[c]	1,543,310
Total Investments (cost $163,667,703)		99.8%		382,649,034
Cash and Receivables (Net)		.2%		640,425
Net Assets		100.0%		383,289,459

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $27,208,171 and the value of the collateral held by the fund was $27,533,985, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.0
Consumer Staples	15.4
Communication Services	14.3
Financials	12.8
Health Care	9.7
Consumer Discretionary	8.3
Industrials	6.2
Energy	6.1
Materials	3.6
Investment Companies	.4
99.8

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18($)	Purchases($)	Sales ($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,633,898	17,491,772	17,582,360	1,543,310.4		17,758
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,043,845	35,614,142	37,657,987	-	-	-
Total	3,677,743	53,105,914	55,240,347	1,543,310.4		17,758

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $27,208,171)—Note 1(c):
Unaffiliated issuers	162,124,393	381,105,724
Affiliated issuers	1,543,310	1,543,310
Receivable for investment securities sold		1,366,015
Dividends, interest and securities lending income receivable		672,693
Receivable for shares of Beneficial Interest subscribed		12,511
Prepaid expenses		9,222
		384,709,475
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		198,286
Due to Fayez Sarofim & Co.		67,569
Payable for investment securities purchased		1,011,398
Payable for shares of Beneficial Interest redeemed		94,667
Trustees fees and expenses payable		879
Unrealized depreciation on foreign currency transactions		604
Accrued expenses		46,613
		1,420,016
Net Assets ($)		383,289,459
Composition of Net Assets ($):
Paid-in capital		146,377,855
Total distributable earnings (loss)		236,911,604
Net Assets ($)		383,289,459

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	257,769,686	125,519,773
Shares Outstanding	6,732,876	3,314,908
Net Asset Value Per Share ($)	38.29	37.87

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $147,961 foreign taxes withheld at source):
Unaffiliated issuers	3,798,541
Affiliated issuers	17,758
Income from securities lending—Note 1(c)	12,758
Total Income	3,829,057
Expenses:
Investment advisory fee—Note 3(a)	977,668
Sub-investment advisory fee—Note 3(a)	399,329
Distribution fees—Note 3(b)	151,551
Professional fees	43,769
Prospectus and shareholders’ reports	17,098
Trustees’ fees and expenses—Note 3(c)	16,538
Custodian fees—Note 3(b)	9,891
Loan commitment fees—Note 2	3,929
Shareholder servicing costs—Note 3(b)	1,031
Registration fees	55
Miscellaneous	12,724
Total Expenses	1,633,583
Investment Income—Net	2,195,474
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	17,866,400
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	50,253,938
Net Realized and Unrealized Gain (Loss) on Investments	68,120,338
Net Increase in Net Assets Resulting from Operations	70,315,812

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	2,195,474	4,777,397
Net realized gain (loss) on investments	17,866,400	42,632,807
Net unrealized appreciation (depreciation) on investments	50,253,938	(71,694,542)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,315,812	(24,284,338)
Distributions ($):
Distributions to shareholders:
Initial Shares	(30,186,688)	(36,501,235)
Service Shares	(14,994,862)	(18,803,539)
Total Distributions	(45,181,550)	(55,304,774)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,638,992	6,205,656
Service Shares	4,282,531	7,827,922
Distributions reinvested:
Initial Shares	30,186,688	36,501,235
Service Shares	14,994,862	18,803,539
Cost of shares redeemed:
Initial Shares	(17,553,031)	(36,212,750)
Service Shares	(14,413,706)	(32,792,813)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	20,136,336	332,789
Total Increase (Decrease) in Net Assets	45,270,598	(79,256,323)
Net Assets ($):
Beginning of Period	338,018,861	417,275,184
End of Period	383,289,459	338,018,861
Capital Share Transactions (Shares):
Initial Shares
Shares sold	69,342	151,190
Shares issued for distributions reinvested	830,683	957,001
Shares redeemed	(462,830)	(891,681)
Net Increase (Decrease) in Shares Outstanding	437,195	216,510
Service Shares
Shares sold	116,697	194,324
Shares issued for distributions reinvested	417,347	497,903
Shares redeemed	(385,427)	(807,266)
Net Increase (Decrease) in Shares Outstanding	148,617	(115,039)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
Initial Shares	June 30, 2019	Year Ended December 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	35.84	44.71	41.01	45.23	49.51	47.95
Investment Operations:
Investment income—net[a]	.24	.53	.56	.68	.80	.89
Net realized and unrealized gain (loss) on investments	7.12	(3.27)	9.55	2.48	(1.97)	2.86
Total from Investment Operations	7.36	(2.74)	10.11	3.16	(1.17)	3.75
Distributions:
Dividends from investment income—net	(.28)	(.52)	(.57)	(.69)	(.81)	(.90)
Dividends from net realized gain on investments	(4.63)	(5.61)	(5.84)	(6.69)	(2.30)	(1.29)
Total Distributions	(4.91)	(6.13)	(6.41)	(7.38)	(3.11)	(2.19)
Net asset value, end of period	38.29	35.84	44.71	41.01	45.23	49.51
Total Return (%)	21.34[b]	(6.86)	27.33	7.91	(2.47)	8.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[c]	.81	.81	.82	.80	.80
Ratio of net expenses to average net assets	.81[c]	.81	.81	.82	.80	.80
Ratio of net investment income to average net assets	1.28[c]	1.30	1.35	1.64	1.70	1.84
Portfolio Turnover Rate	3.87[b]	6.50	3.97	4.19	11.97	3.65
Net Assets, end of period ($ x 1,000)	257,770	225,631	271,790	238,340	256,828	329,802

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Service Shares	June 30, 2019	Year Ended December 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	35.49	44.34	40.72	44.96	49.23	47.69
Investment Operations:
Investment income—net[a]	.19	.42	.46	.57	.68	.76
Net realized and unrealized gain (loss) on investments	7.06	(3.25)	9.46	2.46	(1.96)	2.85
Total from Investment Operations	7.25	(2.83)	9.92	3.03	(1.28)	3.61
Distributions:
Dividends from investment income—net	(.24)	(.41)	(.46)	(.58)	(.69)	(.78)
Dividends from net realized gain on investments	(4.63)	(5.61)	(5.84)	(6.69)	(2.30)	(1.29)
Total Distributions	(4.87)	(6.02)	(6.30)	(7.27)	(2.99)	(2.07)
Net asset value, end of period	37.87	35.49	44.34	40.72	44.96	49.23
Total Return (%)	21.20[b]	(7.10)	27.00	7.64	(2.72)	7.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[c]	1.06	1.06	1.07	1.05	1.05
Ratio of net expenses to average net assets	1.06[c]	1.06	1.06	1.07	1.05	1.05
Ratio of net investment income to average net assets	1.03[c]	1.05	1.11	1.41	1.45	1.59
Portfolio Turnover Rate	3.87[b]	6.50	3.97	4.19	11.97	3.65
Net Assets, end of period ($ x 1,000)	125,520	112,387	145,485	161,440	231,421	264,795

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Appreciation Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (the “Sub-Adviser”) serves as the fund’s sub–investment adviser.

Effective June 3, 2019, the Company changed its name from Dreyfus Variable Investment Fund to BNY Mellon Variable Investment Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

16

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	372,704,457	8,401,267††	-	381,105,724
Investment Companies	1,543,310	-	-	1,543,310

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the

18

form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $2,922 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $4,703,453 and long-term capital gains $50,601,321. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with the Sub-Adviser, the fund pays the Sub-Adviser a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of

20

the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $151,551 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $846 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $9,891 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $165,429, Distribution Plan fees $25,354, custodian fees $4,682, Chief Compliance Officer fees $2,347 and transfer agency fees $474.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2019, amounted to $14,171,243 and $37,025,022, respectively.

At June 30, 2019, accumulated net unrealized appreciation on investments was $218,981,331, consisting of $220,527,274 gross unrealized appreciation and $1,545,943 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 12-13, 2019, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the two-year period when performance was above the medians. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the

24

Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board expressed concern about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

26

NOTES

27

NOTES

28

NOTES

29

For More Information

BNY Mellon Variable Investment Fund, Appreciation Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser
Fayez Sarofim & Co.
Two Houston Center
Suite 2907
Houston, TX 77010

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich StreetNew York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0112SA0619

BNY Mellon Variable Investment Fund, Government Money Market Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Variable Investment Fund, Government Money Market Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Variable Investment Fund, Government Money Market Portfolio (formerly, Dreyfus Variable Investment Fund, Government Money Market Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Variable Investment Fund, Government Money Market Portfolio (formerly, Dreyfus Variable Investment Fund, Government Money Market Portfolio) produced an annualized yield of 1.87%. Taking into account the effects of compounding, the fund provided an annualized effective yield of 1.88% for the same period.1

Yields of money market instruments climbed over the reporting period in response to sustained economic growth and amid a dovish shift in policy by the U.S. Federal Reserve (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Fed Puts Rate Hikes on Pause, Economic Growth Remains Steady

The reporting period began amid a dovish shift in the Fed’s stance on interest-rate hikes and investor concerns about wavering economic growth. The Fed last raised short-term interest rates in December, prior to shifting to its more accommodative stance. That rate hike brought the federal funds target range to 2.25%-2.50%.

In January, the unemployment rate rose to 4.0%, and the economy generated 312,000 new jobs, while the core personal consumption expenditures (PCE) price index fell to 1.8% from 2.0% in December. In addition, the Fed indicated that it would pause its interest-rate hike plans, making future hikes more data-dependent.

In February, unemployment fell to 3.8%, and job creation fell to just 56,000. The unemployment rate remained unchanged in March, while new jobs rebounded to 153,000, and the PCE price index fell further to 1.5%. GDP for the fourth quarter of 2018 came in at 2.2%, while GDP for the year rose 2.9%.

Also in March, the yield curve inverted, with the yield on the 10-year Treasury note falling below that of the three-month Treasury bill. An inverted yield curve is widely believed to be a reliable indicator of recession, though the economic downturn typically is not imminent and may not arrive for a year or longer.

April experienced a further drop in unemployment to 3.6%, while job creation improved to 216,000. The third estimate for first-quarter 2019 GDP showed that the economy grew at a rate of 3.1%. In May, the unemployment rate held steady at 3.6%, but job creation slumped

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

to just an estimated 72,000. In June, the unemployment rate edged up to 3.7%, and job creation rebounded, with new jobs totaling an estimated 224,000.

Fed Rate Cut Anticipated

Fed officials have indicated that further interest-rate increases will be “data-dependent.” Although the Fed also continued to tighten monetary conditions by further reducing its balance sheet through the sale of U.S. government securities, it also indicated that this program would end in September 2019. During the reporting period, investors began to expect a reduction in the federal funds rate, though perhaps not until the September 2019 meeting.

In this interest-rate environment, we have maintained the fund’s weighted-average maturity in a range that is in line with industry averages. As always, we have retained our longstanding focus on quality and liquidity.

July 15, 2019

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, Government Money Market Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

The personal consumption expenditures (PCE) price index reflects changes in the prices of goods and services purchased by consumers in the United States. It is known for capturing inflation (or deflation) across a wide range of consumer expenses and reflecting changes in consumer behavior.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, Government Money Market Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019

Expenses paid per $1,000†	$2.84
Ending value (after expenses)	$1,009.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019

Expenses paid per $1,000†	$2.86
Ending value (after expenses)	$1,021.97

† Expenses are equal to the fund’s annualized expense ratio of .57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

U.S. Treasury Notes - 2.9%	Annualized Yield (%)	Principal Amount($)		Value($)
10/31/19 (cost $4,982,748)	1.50	5,000,000		4,982,748
U.S. Government Agencies - 52.7%
Federal Home Loan Bank Discount Notes:
7/1/19	2.13	45,000,000	[a]	44,994,750
Federal Home Loan Banks:
7/4/19, 1 Month LIBOR -.10%	2.33	5,000,000	[b]	5,000,000
8/12/19, 3 Month LIBOR -.12%	2.44	10,000,000	[b]	10,000,000
7/1/19, SOFR +.02%	2.44	5,000,000	[b]	5,000,000
9/25/19, 3 Month LIBOR -.21%	2.14	10,000,000	[b]	10,000,000
7/1/19, SOFR +.12%	2.54	2,000,000	[b]	2,000,000
Federal Farm Credit Banks:
7/6/19, 1 Month LIBOR -.09%	2.34	10,000,000	[b]	9,998,248
7/1/19, SOFR +.12%	2.62	3,000,000	[b]	3,000,238
Total U.S. Government Agencies (cost $89,993,236)				89,993,236
U.S. Treasury Floating Rate Notes - 4.1%
7/2/19, 3 Month U.S. T-BILL +.05% (cost $6,999,889)	2.14	7,000,000	[b]	6,999,889
Repurchase Agreements - 39.3%
ABN AMRO Bank, Tri-Party Agreement thru BNY Mellon, dated 6/28/19, due 7/1/19 in the amount of $37,002,569 (fully collateralized by $36,103,202 U.S. Treasuries, 1.63%-3.38%, due 7/31/19-11/15/45, value $37,749,854)	2.50	37,000,000		37,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 6/20/19, due 7/1/19 in the amount of $15,046,599 (fully collateralized by $14,313,100 U.S. Treasuries (including strips), 0%-3.13%, due 9/5/19-11/15/41, value $15,259,255)	2.33	15,000,000	[c]	15,000,000

6

Repurchase Agreements - 39.3% (continued)	Annualized Yield (%)	Principal Amount($)	Value($)
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 6/28/19, due 7/1/19 in the amount of $15,001,021 (fully collateralized by $15,427,871 U.S. Treasuries (including strips), 0%-3.75%, due 7/2/19-2/15/49, value $15,300,000)	2.45	15,000,000	15,000,000
Total Repurchase Agreements (cost $67,000,000)			67,000,000
Total Investments (cost $168,975,873)		99.0%	168,975,873
Cash and Receivables (Net)		1.0%	1,739,531
Net Assets		100.0%	170,715,404

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of June 30, 2019 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At June 30, 2019, these securities amounted to $15,000,000 or 8.79% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	59.7
Repurchase Agreements	39.3
99.0

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $67,000,000) —Note 1(b)	168,975,873	168,975,873
Cash		2,779,510
Interest receivable		139,187
Receivable for shares of Beneficial Interest subscribed		9,474
Prepaid expenses		972
		171,905,016
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		76,537
Payable for shares of Beneficial Interest redeemed		1,087,391
Trustees fees and expenses payable		169
Accrued expenses		25,515
		1,189,612
Net Assets ($)		170,715,404
Composition of Net Assets ($):
Paid-in capital		170,717,002
Total distributable earnings (loss)		(1,598)
Net Assets ($)		170,715,404

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	170,685,728
Net Asset Value Per Share ($)	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Interest Income	2,165,225
Expenses:
Investment advisory fee—Note 2(a)	447,581
Professional fees	38,108
Trustees’ fees and expenses—Note 2(c)	8,097
Prospectus and shareholders’ reports	6,597
Custodian fees—Note 2(b)	3,957
Shareholder servicing costs—Note 2(b)	207
Miscellaneous	7,407
Total Expenses	511,954
Less—reduction in fees due to earnings credits—Note 2(b)	(1,181)
Net Expenses	510,773
Investment Income—Net, representing net increase in net assets resulting from operations	1,654,452

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	1,654,452	2,210,044
Net realized gain (loss) on investments	-	(1,598)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,654,452	2,208,446
Distributions ($):
Distributions to shareholders	(1,654,452)	(2,217,870)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	314,066,489	606,814,742
Distributions reinvested	1,654,452	2,217,870
Cost of shares redeemed	(326,601,584)	(623,774,319)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(10,880,643)	(14,741,707)
Total Increase (Decrease) in Net Assets	(10,880,643)	(14,751,131)
Net Assets ($):
Beginning of Period	181,596,047	196,347,178
End of Period	170,715,404	181,596,047

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2019		Year Ended December 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.013	.003	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.009)	(.013)	(.003)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.92[b]	1.28	.34	.02	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57[d]	.58	.58	.62	.62	.59
Ratio of net expenses to average net assets	.57[d]	.58	.57	.39	.23	.14
Ratio of net investment income to average net assets	1.85[d]	1.26	.37	.01	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	170,715	181,596	196,347	148,659	152,576	125,621

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Government Money Market Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservaton of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of BNY Mellon, is the distributor of the fund’s shares, which are sold without a sales charge.

Effective June 3, 2019, the Company changed its name from Dreyfus Variable Investment Fund to BNY Mellon Variable Investment Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

12

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	−
Level 2 - Other Significant Observable Inputs	168,975,873
Level 3 - Significant Unobservable Inputs	–
Total	168,975,873

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

14

requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,598 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2018. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements.

NOTE 2―Investment Adivsory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $172 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $3,957 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,181.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment

16

advisory fees $70,604, custodian fees $3,205, Chief Compliance Officer fees $2,347 and transfer agency fees $103.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

17

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 12-13, 2019, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

18

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Universe median in certain periods when performance was below median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs

19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board expressed concern about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

20

NOTES

21

For More Information

BNY Mellon Variable Investment Fund, Government Money Market Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-CSR for the period that includes the date of the posted holdings.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0117SA0619

BNY Mellon Variable Investment Fund, Growth and Income Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Variable Investment Fund, Growth and Income Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Variable Investment Fund, Growth and Income Portfolio (formerly, Dreyfus Variable Investment Fund, Growth and Income Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by John Bailer, David Intoppa and Leigh N. Todd, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Variable Investment Fund, Growth and Income Portfolio’s (formerly, Dreyfus Variable Investment Fund, Growth and Income Portfolio) Initial shares achieved a total return of 18.70%, and its Service shares achieved a total return of 18.53%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of 18.53% for the same period.2

U.S. stocks posted strong gains during the reporting period, amid sustained economic growth, minimal inflationary pressures, and international trade tensions. The fund’s Initial shares outperformed the Index largely due to favorable security selections in all but two sectors. Sector allocation also contributed positively to the fund’s returns.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income, and growth of income consistent with reasonable investment risk. To pursue its goal, the fund normally invests primarily in stocks of domestic and foreign issuers. We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income. We choose stocks through a disciplined investment process that combines computer-modeling techniques, “bottom-up” fundamental analysis, and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Index.

In selecting securities, we seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the fund’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial well-being of the company.

The fund may use listed equity options to seek to enhance and/or mitigate risk. The fund will engage in “covered” option transactions where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy.

Stocks Surge Amid a Pause in Federal Reserve Policy

The reporting period began by the markets rebounding from a weak fourth quarter of 2018, when investor sentiment shifted to risk off, amid concerns about the global economy and the possibility of monetary tightening by the Federal Reserve (the “Fed”). Sentiment shifted late in the quarter, however, when the Fed moved to a more accommodative stance, indicating that interest-rate hikes in 2019 would be “data-dependent.”

With this shift, stocks rallied late in 2018 and continued to rise in 2019. Markets in January posted their strongest gains in more than 30 years, but investors began to question whether corporate earnings growth would match the robust figures hit in 2018 due to the U.S.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

corporate tax cut. Nevertheless, the market hit new highs during the period, even as ongoing concerns about trade tensions between the U.S. and China held back performance at times.

The Fed’s stance on interest rates remained unchanged through the end of the reporting period, as inflation stayed below its target rate of 2.0%. But markets began to anticipate that the Fed could cut interest rates later in 2019, as concerns remained about whether a U.S.-China trade agreement could be reached, and whether the U.S. economy would continue to grow at an above-trend pace.

Stock Selection and Sector Allocation Drove Fund Outperformance

Sector allocations accounted for about one-third of the fund’s performance during the reporting period, led by an overweight to the strong information technology sector and an underweight to the lagging utilities sector. The fund’s stock selection strategy also proved effective, contributing to gains across 9 of the 11 sectors. In the industrials sector, Honeywell International posted strong earnings, driven largely by its aerospace and defense segment. In the financials sector, a variety of banks reported strong earnings and favorable results from the annual capital adequacy examination by the Fed, freeing them to return more capital to investors. Ameriprise Financial, a financial advisory firm, also benefited the fund’s results. In the materials sector, Vulcan Materials took advantage of strong infrastructure spending, and in the information technology sector, the fund gained from its positions in ServiceNow, a cloud-computing firm, FleetCor Technologies, a commercial payments company, and CoStar Group, a commercial real estate Internet services company. In the energy sector, Hess gained on expectations of strong production growth in Guyana, while in the consumer discretionary sector, Chipotle Mexican Grill and Wayfair, an online home furnishings company, posted strong results. In the health care sector, the fund’s decision not to own AbbVie was beneficial, as this drug company was hurt by new competition in Europe for the HUMIRA arthritis product and by the company’s decision to acquire Allergan. The fund’s position in CoStar Group, a commercial real estate company, benefited as investors were attracted by the stock’s defensive nature.

On the other hand, the fund’s performance was hindered by stock selection in the communication services and energy sectors. In communication services, the fund was impeded by a lack of exposure to Facebook, which rose sharply during the reporting period. The fund’s position in Alphabet, the parent company of Google, also undermined performance. Although it gained during the period, it lagged the Index due largely to weakness in first-quarter 2019 earnings. In the energy sector, Marathon Petroleum lagged due to narrower refining margins and to the market’s concern about the acquisition of Andeavor, a refining company. A position in Occidental Petroleum also dragged down the fund’s returns, as the market continues to be concerned about the company’s acquisition of Anadarko Petroleum Corporation, an exploration and production company. Other hindrances to the fund’s performance included the lack of exposure to Mastercard, which posted strong gains, and an underweight to Microsoft, which saw healthy results in its cloud-computing business and other segments.

Positioned for Further Gains

Despite ongoing trade tensions, we are cautiously optimistic about the second half of 2019. We have emphasized stocks in the materials, information technology, and financials sectors

4

and have underweighted stocks in the real estate, consumer staples, consumer discretionary, utilities, health care, and communication services sectors.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, Growth and Income Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other fund.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, Growth and Income Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.93	$6.29
Ending value (after expenses)	$1,187.00	$1,185.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.56	$5.81
Ending value (after expenses)	$1,020.28	$1,019.04

† Expenses are equal to the fund’s annualized expense ratio of .91% for Initial shares and 1.16% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - .5%
General Motors	10,644		410,113
Banks - 6.6%
Bank of America	42,554		1,234,066
Citigroup	18,905		1,323,917
JPMorgan Chase & Co.	15,166		1,695,559
U.S. Bancorp	11,148		584,155
Wells Fargo & Co.	14,840		702,229
			5,539,926
Capital Goods - 6.7%
Fortive	9,178		748,191
General Electric	28,127		295,334
Honeywell International	10,283		1,795,309
Ingersoll-Rand	4,448		563,428
L3Harris Technologies	2,531	[a]	478,688
Quanta Services	7,346		280,544
United Technologies	11,164		1,453,553
			5,615,047
Commercial & Professional Services - .6%
CoStar Group	832	[b]	460,978
Consumer Durables & Apparel - .9%
Lennar, Cl. A	8,871		429,889
PVH	3,453		326,792
			756,681
Consumer Services - 1.6%
Chipotle Mexican Grill	691	[b]	506,420
McDonald's	3,763		781,425
			1,287,845
Diversified Financials - 5.8%
Ameriprise Financial	6,909		1,002,910
Berkshire Hathaway, Cl. B	7,367	[b]	1,570,423
Capital One Financial	2,789		253,074
Goldman Sachs Group	2,112		432,115
LPL Financial Holdings	2,341		190,955
Morgan Stanley	11,100		486,291
Raymond James Financial	2,173		183,727
Voya Financial	12,558	[a]	694,457
			4,813,952
Energy - 4.8%
Apergy	7,921	[b]	265,670
ConocoPhillips	3,233		197,213
Hess	14,010		890,616

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Energy - 4.8% (continued)
Marathon Petroleum	21,163		1,182,588
Occidental Petroleum	6,079		305,652
Phillips 66	8,397		785,455
Valero Energy	4,860		416,065
			4,043,259
Food & Staples Retailing - .8%
Costco Wholesale	523		138,208
Walmart	4,356		481,294
			619,502
Food, Beverage & Tobacco - 2.9%
Archer-Daniels-Midland	5,062		206,530
Conagra Brands	27,488		728,982
PepsiCo	11,497		1,507,602
			2,443,114
Health Care Equipment & Services - 6.1%
Align Technology	825	[b]	225,803
Anthem	3,792		1,070,140
Boston Scientific	21,307	[b]	915,775
CVS Health	3,489		190,116
Danaher	3,833		547,812
Edwards Lifesciences	2,047	[b]	378,163
Humana	662		175,629
Medtronic	11,308		1,101,286
Varian Medical Systems	3,456	[b]	470,465
			5,075,189
Household & Personal Products - 1.8%
Colgate-Palmolive	14,963		1,072,398
Procter & Gamble	4,034		442,328
			1,514,726
Insurance - 3.5%
American International Group	16,267		866,706
Assurant	5,487		583,707
Hartford Financial Services Group	10,931		609,075
Progressive	11,045		882,827
			2,942,315
Materials - 6.4%
CF Industries Holdings	30,045		1,403,402
Dow	6,842		337,379
DuPont de Nemours	2,796		209,896
Freeport-McMoRan	19,824		230,157
Martin Marietta Materials	3,661	[a]	842,433
Mosaic	16,968		424,709
Newmont Goldcorp	26,368		1,014,377

8

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Materials - 6.4% (continued)
Vulcan Materials	6,327		868,760
			5,331,113
Media & Entertainment - 5.5%
Alphabet, Cl. A	678	[b]	734,138
Alphabet, Cl. C	1,530	[b]	1,653,792
Comcast, Cl. A	7,208		304,754
Netflix	2,328	[b]	855,121
Omnicom Group	7,260	[a]	594,957
Twitter	13,904	[b]	485,250
			4,628,012
Pharmaceuticals Biotechnology & Life Sciences - 6.8%
BioMarin Pharmaceutical	3,384	[b]	289,840
Charles River Laboratories International	2,375	[b]	337,013
Eli Lilly & Co.	5,172		573,006
Illumina	1,083	[b]	398,706
Merck & Co.	21,120		1,770,912
Neurocrine Biosciences	2,481	[b]	209,471
Pfizer	18,096		783,919
Sage Therapeutics	1,702	[a,b]	311,619
Sarepta Therapeutics	2,167	[a,b]	329,276
Vertex Pharmaceuticals	1,846	[b]	338,519
Zoetis	2,886		327,532
			5,669,813
Real Estate - .8%
Lamar Advertising, Cl. A	4,081	[c]	329,378
Outfront Media	11,271	[c]	290,679
			620,057
Retailing - 5.3%
Amazon.com	1,567	[b]	2,967,318
O'Reilly Automotive	2,131	[b]	787,021
Target	4,689		406,114
Wayfair, Cl. A	1,783	[b]	260,318
			4,420,771
Semiconductors & Semiconductor Equipment - 5.3%
Broadcom	4,385		1,262,266
Microchip Technology	5,936	[a]	514,651
Qualcomm	21,876		1,664,107
Texas Instruments	3,059		351,051
Xilinx	5,695		671,554
			4,463,629
Software & Services - 14.2%
FleetCor Technologies	1,457	[b]	409,198
HubSpot	2,074	[b]	353,658

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Software & Services - 14.2% (continued)
International Business Machines	10,306		1,421,197
Microsoft	21,375		2,863,395
Oracle	4,854		276,532
Palo Alto Networks	2,209	[b]	450,106
PayPal Holdings	8,136	[b]	931,247
salesforce.com	5,064	[b]	768,361
ServiceNow	2,484	[b]	682,032
Splunk	2,978	[b]	374,484
SS&C Technologies Holdings	11,480		661,363
Teradata	7,544	[a,b]	270,452
Twilio, Cl. A	3,738	[a,b]	509,676
Visa, Cl. A	10,950	[a]	1,900,372
			11,872,073
Technology Hardware & Equipment - 4.3%
Apple	9,797		1,939,022
Cisco Systems	18,935		1,036,313
Corning	19,390		644,330
			3,619,665
Telecommunication Services - 3.5%
AT&T	43,475		1,456,847
T-Mobile US	9,854	[b]	730,576
Verizon Communications	12,719		726,636
			2,914,059
Transportation - 2.0%
Delta Air Lines	9,024		512,112
Union Pacific	7,023		1,187,660
			1,699,772
Utilities - 2.1%
Clearway Energy, Cl. C	19,661		331,484
Edison International	4,061		273,752
NextEra Energy	2,959		606,181
PPL	18,579		576,135
			1,787,552
Total Common Stocks (cost $62,415,079)			82,549,163

10

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,927,412)	2.29	1,927,412	[d]	1,927,412
Total Investments (cost $64,342,491)		101.1%		84,476,575
Liabilities, Less Cash and Receivables		(1.1%)		(892,241)
Net Assets		100.0%		83,584,334

a Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $5,287,745 and the value of the collateral held by the fund was $5,306,071, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.9
Financials	15.9
Health Care	12.9
Industrials	9.3
Communication Services	9.0
Consumer Discretionary	8.2
Materials	6.4
Consumer Staples	5.5
Energy	4.8
Investment Companies	2.3
Utilities	2.1
Real Estate	.8
101.1

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18 ($)	Purchases ($)	Sales ($)	Value 6/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	605,949	8,944,656	7,623,193	1,927,412	2.3	15,923
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	3,136,122	3,136,122	-	-	-
Total	605,949	12,080,778	10,759,315	1,927,412	2.3	15,923

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,287,745)—Note 1(b):
Unaffiliated issuers	62,415,079	82,549,163
Affiliated issuers	1,927,412	1,927,412
Receivable for investment securities sold		638,369
Dividends, interest and securities lending income receivable		49,669
Receivable for shares of Beneficial Interest subscribed		4,680
Prepaid expenses		2,387
		85,171,680
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		57,197
Payable for investment securities purchased		1,482,823
Payable for shares of Beneficial Interest redeemed		13,600
Trustees fees and expenses payable		261
Accrued expenses		33,465
		1,587,346
Net Assets ($)		83,584,334
Composition of Net Assets ($):
Paid-in capital		61,317,480
Total distributable earnings (loss)		22,266,854
Net Assets ($)		83,584,334

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	79,063,041	4,521,293
Shares Outstanding	2,692,131	153,676
Net Asset Value Per Share ($)	29.37	29.42

See notes to financial statements.

13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	788,314
Affiliated issuers	15,923
Income from securities lending—Note 1(b)	5,456
Total Income	809,693
Expenses:
Investment advisory fee—Note 3(a)	302,680
Professional fees	41,457
Prospectus and shareholders’ reports	6,646
Distribution fees—Note 3(b)	5,494
Trustees’ fees and expenses—Note 3(c)	3,489
Custodian fees—Note 3(b)	2,659
Loan commitment fees—Note 2	1,302
Shareholder servicing costs—Note 3(b)	407
Registration fees	31
Miscellaneous	9,776
Total Expenses	373,941
Investment Income—Net	435,752
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,460,070
Net unrealized appreciation (depreciation) on investments	10,716,034
Net Realized and Unrealized Gain (Loss) on Investments	13,176,104
Net Increase in Net Assets Resulting from Operations	13,611,856

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	435,752	733,653
Net realized gain (loss) on investments	2,460,070	9,174,467
Net unrealized appreciation (depreciation) on investments	10,716,034	(13,144,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,611,856	(3,236,295)
Distributions ($):
Distributions to shareholders:
Initial Shares	(9,178,573)	(8,070,416)
Service Shares	(522,902)	(479,210)
Total Distributions	(9,701,475)	(8,549,626)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,452,044	2,953,110
Service Shares	6,540	219,876
Distributions reinvested:
Initial Shares	9,178,573	8,070,416
Service Shares	522,902	479,210
Cost of shares redeemed:
Initial Shares	(5,038,831)	(12,182,314)
Service Shares	(259,850)	(1,318,092)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,861,378	(1,777,794)
Total Increase (Decrease) in Net Assets	9,771,759	(13,563,715)
Net Assets ($):
Beginning of Period	73,812,575	87,376,290
End of Period	83,584,334	73,812,575
Capital Share Transactions (Shares):
Initial Shares
Shares sold	49,141	92,133
Shares issued for distributions reinvested	324,685	273,936
Shares redeemed	(170,575)	(385,558)
Net Increase (Decrease) in Shares Outstanding	203,251	(19,489)
Service Shares
Shares sold	223	6,747
Shares issued for distributions reinvested	18,468	16,250
Shares redeemed	(8,838)	(41,128)
Net Increase (Decrease) in Shares Outstanding	9,853	(18,131)

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2019		Year Ended December 31,
Initial Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	28.03	32.72	28.81	29.98	32.68	29.92
Investment Operations:
Investment income—net[a]	.16	.27	.26	.33	.26	.24
Net realized and unrealized gain (loss) on investments	4.93	(1.66)	5.22	2.27	.28	2.77
Total from Investment Operations	5.09	(1.39)	5.48	2.60	.54	3.01
Distributions:
Dividends from investment income—net	(.21)	(.26)	(.23)	(.34)	(.27)	(.25)
Dividends from net realized gain on investments	(3.54)	(3.04)	(1.34)	(3.43)	(2.97)	–
Total Distributions	(3.75)	(3.30)	(1.57)	(3.77)	(3.24)	(.25)
Net asset value, end of period	29.37	28.03	32.72	28.81	29.98	32.68
Total Return (%)	18.70[b]	(4.68)	19.71	10.04	1.59	10.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.93	.90	.90	.88	.87
Ratio of net expenses to average net assets	.91[c]	.93	.90	.90	.88	.87
Ratio of net investment income to average net assets	1.09[c]	.87	.85	1.17	.84	.78
Portfolio Turnover Rate	26.71[b]	63.89	61.00	64.41	62.03	51.99
Net Assets, end of period ($ x 1,000)	79,063	69,774	82,070	74,797	78,296	85,534

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2019		Year Ended December 31,
Service Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	28.08	32.76	28.85	30.01	32.71	29.94
Investment Operations:
Investment income—net[a]	.12	.19	.18	.25	.18	.16
Net realized and unrealized gain (loss) on investments	4.93	(1.65)	5.22	2.29	.27	2.78
Total from Investment Operations	5.05	(1.46)	5.40	2.54	.45	2.94
Distributions:
Dividends from investment income—net	(.17)	(.18)	(.15)	(.27)	(.18)	(.17)
Dividends from net realized gain on investments	(3.54)	(3.04)	(1.34)	(3.43)	(2.97)	–
Total Distributions	(3.71)	(3.22)	(1.49)	(3.70)	(3.15)	(.17)
Net asset value, end of period	29.42	28.08	32.76	28.85	30.01	32.71
Total Return (%)	18.53[b]	(4.90)	19.38	9.78	1.32	9.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16[c]	1.18	1.15	1.15	1.13	1.12
Ratio of net expenses to average net assets	1.16[c]	1.18	1.15	1.15	1.13	1.12
Ratio of net investment income to average net assets	.84[c]	.62	.60	.92	.59	.52
Portfolio Turnover Rate	26.71[b]	63.89	61.00	64.41	62.03	51.99
Net Assets, end of period ($ x 1,000)	4,521	4,039	5,306	5,283	5,739	7,162

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Growth and Income Portfolio (the “fund”) is a separate non-diversified series of BNY Mellon Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the Company changed its name from Dreyfus Variable Investment Fund to BNY Mellon Variable Investment Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

18

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

20

	Level 1-Unadjusted Quoted Prices	Level 2-Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	82,549,163	–	–	82,549,163
Investment Companies	1,927,412	–	–	1,927,412

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $1,300 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $2,574,824 and long-term capital gains $5,974,802. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency

22

purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 019, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $5,494 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $322 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $2,659 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $50,800, Distribution Plan fees $912, custodian fees $2,953, Chief Compliance Officer fees $2,347 and transfer agency fees $185.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2019, amounted to $21,262,264 and $25,035,821, respectively.

At June 30, 2019, accumulated net unrealized appreciation on investments was $20,134,084, consisting of $21,611,065 gross unrealized appreciation and $1,476,981 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 12-13, 2019, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for the one-, four- and ten year periods, and below the Performance Group median in the two-, three- and five-year periods, and above the Performance Universe median for all periods except the two- and five-year periods when it was below the median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and it was considered that the fund’s returns were above the returns of the index in five of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed

26

where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

28

NOTES

29

For More Information

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0108SA0619

BNY Mellon Variable Investment Fund, International Equity Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Variable Investment Fund, International Equity Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Variable Investment Fund, International Equity Portfolio (formerly, Dreyfus Variable Investment Fund, International Equity Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 3019, as provided by the fund’s primary portfolio managers, Paul Markham, Jeff Munroe, and Yuko Takano of Newton Investment Management (North America) Limited (“Newton”), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Variable Investment Fund, International Equity Portfolio’s (formerly, Dreyfus Variable Investment Fund, International Equity Portfolio) Initial shares produced a total return of 12.52%, and its Service shares produced a total return of 12.37%.1 This compares with a 14.03% return produced by the fund’s benchmark, the MSCI EAFE Index (the “Index”), for the same period.2

International equities posted strong gains over the reporting period, in an environment of moderate economic growth and supportive central bank policies. Security selection shortfalls, particularly within the consumer, communication services, and information technology sectors, dampened the fund’s results compared with the Index.

The Fund’s Investment Approach

The fund seeks capital growth by investing at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the fund’s net assets will be invested in countries represented in the Index. The fund may invest up to 25% of its net assets in stocks of companies located in countries (other than the United States) not represented in the Index, including up to 20% in emerging-market countries.

The core of the investment philosophy of Newton, an affiliate of the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. Newton believes that a global comparison of companies is the most effective method of stock analysis, and Newton’s global analysts research investment opportunities by global sector rather than by region. The process begins by identifying a core list of investment themes that Newton believes will positively or negatively affect certain sectors or industries and cause stocks within these sectors or industries to outperform or underperform others. Newton then identifies specific companies using these investment themes to help focus on areas where thematic and strategic research indicates superior returns are likely to be achieved.

Sell decisions for individual stocks will typically be a result of one or more of the following: a change in investment theme or strategy; profit-taking; a significant change in the prospects of the company; price movement and market activity have created an extreme valuation; or the valuation of a company has become expensive relative to its peers.

Markets Pivot on Central Bank Statements and Trade Policy

International equities rallied during much of the six months, recovering from the lows reached at the end of 2018. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as did the European Central Bank’s (ECB) announcement that it would provide additional stimulus to support the eurozone economy. China also revealed plans to stoke its slowing economic growth rate. At its first meeting of the year, the U.S. Federal Reserve (the “Fed”) emphasized its focus on data as a primary driver for interest-rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. A strong first-quarter corporate reporting season also worked to stoke investor risk appetites.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

However, a challenging period soon ensued during the month of May. Renewed trade disputes between the U.S. and China caused equity markets to pull back. Investors became concerned about the negative effects decreased trade may have on economic growth. During its meeting in early May, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates. The ECB also indicated its intention to continue with further monetary easing. In the United Kingdom, continued political turmoil surrounding Brexit, and the resignation of Prime Minister Theresa May, was broadly shrugged off by investors as global markets reversed course in June and rallied through the end of the period.

Security Selections Dampened Fund Results

During the six months, stock picking disappointed across the consumer discretionary, consumer staples, communication services, and information technology sectors. Within consumer staples, Japan-based retailer Seven & i Holdings struggled, as the market grew increasingly wary of the impact of labor-cost inflation on Japanese retailers’ margins. On top of wage pressure, share-price weakness was also a reflection of investors’ concerns that the initiatives designed to reinvigorate growth across many stores may further harm short-term profitability. The price of China-based search engine Baidu fell during part of the period, due to second-quarter guidance for revenue growth that missed expectations. This was made even more disappointing given the heavy promotional spending during the Chinese New Year period, which was expected to have been supportive for near-term revenue growth. Elsewhere in the market, real estate developer Deutsche Wohnen was also a top individual detractor during the period. German residential stocks struggled amid a proposed five-year rent freeze in Berlin. The proposal was subsequently passed through the Berlin senate with a draft law anticipated by October.

Conversely, stock selection proved supportive for relative returns in industrials and financials. TechnoPro Holdings was the portfolio’s top contributor, performing particularly well over the first half of the review period. The Japan-based specialist staffing company is uniquely positioned within the marketplace. It is a niche provider of engineering skills that are in short supply due to an aging population and immigration constraints. Hong Kong-based life insurance provider AIA Group was also a top contributor to overall performance. The insurer announced that it had been granted approval to establish sales offices in Tianjin and Hebei. China represents a substantial part of the future growth potential of the group and, as such, the announcement was taken as a positive development and demonstrative of the regulator’s desire to increase foreign participation in China. Elsewhere in the markets, German software company SAP reported a strong set of results for the first quarter, as year-over-year revenue and operating profit each exhibited healthy growth. The stock price rose after new initiatives to “accelerate operational excellence” were announced by management, and an activist investor’s disclosure of its stake in the company was taken favorably by the market.

Finding Opportunities in a Challenging Environment

It is our opinion that increasing levels of debt have muted the global economic recovery. Expectations that the Fed will cut U.S. interest rates have risen, as the U.S. and global economic outlooks have deteriorated. The ECB has also raised the prospect of renewed monetary easing. Such courses of action can give financial markets a short-term boost. However, if global economic momentum continues to slow, and there is a full-blown trade war between the U.S. and China, we believe that international equity markets may face significant headwinds.

Against this challenging backdrop, business quality is important to us, yet we also recognize that “quality” already carries a hefty valuation premium. We certainly prize long-term growth opportunities, competitive advantage, high return on capital, and conservative balance sheets in

4

our portfolio companies, but we aim for a diversified portfolio containing a range of investment profiles and expect stock-specific factors to be the dominant driver of performance.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, International Equity Portfolio, made available through insurance products, may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, International Equity Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$6.69	$8.00
Ending value (after expenses)	$1,125.20	$1,123.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$6.36	$7.60
Ending value (after expenses)	$1,018.50	$1,017.26

† Expenses are equal to the fund’s annualized expense ratio of 1.27% for Initial shares and 1.52% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.2%
China - 3.0%
Alibaba Group Holding, ADR	1,943	[a]	329,241
Baidu, ADR	2,266	[a]	265,938
Tencent Holdings	6,840		309,445
			904,624
France - 8.5%
AXA	8,876		233,174
L'Oreal	1,701		484,521
Thales	5,216		644,471
Total	11,831		661,957
Vivendi	20,265		558,539
			2,582,662
Germany - 8.6%
Deutsche Post	9,065		297,701
Deutsche Wohnen	10,398		381,405
Hella Gmbh & Co.	3,930	[a]	194,297
Infineon Technologies	15,943		281,746
LEG Immobilien	4,682		528,052
SAP	6,921		951,368
			2,634,569
Hong Kong - 3.7%
AIA Group	104,600		1,130,793
Ireland - .5%
AIB Group	40,236		165,072
Japan - 24.7%
Ebara	15,700		427,633
FANUC	2,100		389,832
Invincible Investment	852		441,220
Japan Airlines	5,536		177,103
Japan Tobacco	11,600		256,351
M3	14,600		267,544
Pan Pacific International Holdings	11,100		705,527
Recruit Holdings	15,405		515,005
Seven & i Holdings	11,800		399,964
Sony	16,400		856,883
Sugi Holdings	11,400		539,488
Suntory Beverage & Food	8,600		373,343
Suzuki Motor	11,800		555,415
TechnoPro Holdings	16,900		900,668
Topcon	26,000		326,246
Yokogawa Electric	20,500		402,984
			7,535,206

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.2% (continued)
Netherlands - 6.9%
Royal Dutch Shell, Cl. B		34,257		1,117,414
Wolters Kluwer		13,444		978,757
				2,096,171
Norway - 1.2%
DNB		19,115		355,560
Portugal - .8%
Galp Energia		14,908		229,823
South Korea - 1.9%
Samsung SDI		2,842	[a]	582,476
Sweden - .8%
Swedbank, Cl. A		15,554		233,591
Switzerland - 10.8%
ABB		22,743		456,698
Alcon		1,642	[a]	101,555
Credit Suisse Group		25,301		303,589
Novartis		8,210		750,944
Roche Holding		3,388		953,269
Zurich Insurance Group		2,120		738,210
				3,304,265
United Kingdom - 23.8%
Anglo American		15,872		454,004
Associated British Foods		7,023		220,130
Barclays		338,691		645,598
Diageo		19,539		841,433
Ferguson		8,570		610,861
GlaxoSmithKline		49,169		984,244
Informa		22,527		239,154
Prudential		28,770		626,630
RELX		30,034		726,812
Royal Bank of Scotland Group		109,576		305,923
St James's Place		16,345		228,353
Unilever-CVA		18,501		1,126,971
Vodafone Group		139,931		229,531
				7,239,644
Total Common Stocks (cost $27,646,472)				28,994,456
	Preferred Dividend Yield (%)
Preferred Stocks - .9%
Germany - .9%
Volkswagen (cost $281,604)	3.14	1,600		269,640

8

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 4.0%
Registered Investment Companies - 4.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,230,286)	2.29	1,230,286	[b]	1,230,286
Total Investments (cost $29,158,362)		100.1%		30,494,382
Liabilities, Less Cash and Receivables		(.1%)		(24,016)
Net Assets		100.0%		30,470,366

ADR—American Depository Receipt

CVA—Company Voluntary Arrangement

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Commercial & Professional Services	10.2
Insurance	9.0
Pharmaceuticals Biotechnology & Life Sciences	8.8
Capital Goods	8.3
Energy	6.6
Banks	5.6
Food, Beverage & Tobacco	5.6
Household & Personal Products	5.3
Media & Entertainment	4.5
Real Estate	4.4
Technology Hardware & Equipment	4.3
Investment Companies	4.0
Retailing	3.4
Automobiles & Components	3.3
Software & Services	3.1
Food & Staples Retailing	3.1
Consumer Durables & Apparel	2.8
Diversified Financials	1.8
Transportation	1.6
Materials	1.5
Health Care Equipment & Services	1.2
Semiconductors & Semiconductor Equipment	.9
Telecommunication Services	.8
100.1

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18($)	Purchases($)	Sales($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	313,118	4,072,481	3,155,313	1,230,286	4.0	6,693

See notes to financial statements.

10

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
RBS Securities
United States Dollar	3,363	Japanese Yen	361,890	7/1/19	6
State Street Bank and Trust Company
Japanese Yen	15,775,621	United States Dollar	146,538	7/3/19	(157)
United States Dollar	8,451	Japanese Yen	912,141	7/2/19	(12)
Gross Unrealized Appreciation					6
Gross Unrealized Depreciation					(169)

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	27,928,076	29,264,096
Affiliated issuers	1,230,286	1,230,286
Cash denominated in foreign currency	18,722	18,649
Tax reclaim receivable		113,718
Dividends and interest receivable		67,607
Receivable for investment securities sold		10,258
Receivable for shares of Beneficial Interest subscribed		606
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		6
Prepaid expenses		491
		30,705,717
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		26,519
Payable for investment securities purchased		147,552
Payable for shares of Beneficial Interest redeemed		17,126
Unrealized depreciation on foreign currency transactions		957
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		169
Trustees fees and expenses payable		87
Accrued expenses		42,941
		235,351
Net Assets ($)		30,470,366
Composition of Net Assets ($):
Paid-in capital		28,919,182
Total distributable earnings (loss)		1,551,184
Net Assets ($)		30,470,366

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	24,754,815	5,715,551
Shares Outstanding	1,371,825	316,538
Net Asset Value Per Share ($)	18.05	18.06

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $59,441 foreign taxes withheld at source):
Unaffiliated issuers	516,102
Affiliated issuers	6,693
Income from securities lending—Note 1(c)	5
Total Income	522,800
Expenses:
Investment advisory fee—Note 3(a)	112,448
Professional fees	50,906
Distribution fees—Note 3(b)	7,184
Prospectus and shareholders’ reports	6,787
Custodian fees—Note 3(b)	5,578
Trustees’ fees and expenses—Note 3(c)	1,380
Loan commitment fees—Note 2	289
Shareholder servicing costs—Note 3(b)	187
Miscellaneous	12,763
Total Expenses	197,522
Investment Income—Net	325,278
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(121,499)
Net realized gain (loss) on forward foreign currency exchange contracts	69,197
Net Realized Gain (Loss)	(52,302)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	3,228,869
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(10,292)
Net Unrealized Appreciation (Depreciation)	3,218,577
Net Realized and Unrealized Gain (Loss) on Investments	3,166,275
Net Increase in Net Assets Resulting from Operations	3,491,553

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	325,278	382,397
Net realized gain (loss) on investments	(52,302)	2,490,370
Net unrealized appreciation (depreciation) on investments	3,218,577	(8,317,693)
Net increase from payment by affiliate	-	198
Net Increase (Decrease) in Net Assets Resulting from Operations	3,491,553	(5,444,728)
Distributions ($):
Distributions to shareholders:
Initial Shares	(2,304,862)	(343,225)
Service Shares	(533,241)	(73,009)
Total Distributions	(2,838,103)	(416,234)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	805,799	2,198,806
Service Shares	142,185	531,637
Distributions reinvested:
Initial Shares	2,304,862	343,225
Service Shares	533,241	73,009
Cost of shares redeemed:
Initial Shares	(1,765,704)	(3,974,146)
Service Shares	(656,811)	(1,654,823)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,363,572	(2,482,292)
Total Increase (Decrease) in Net Assets	2,017,022	(8,343,254)
Net Assets ($):
Beginning of Period	28,453,344	36,796,598
End of Period	30,470,366	28,453,344
Capital Share Transactions (Shares):
Initial Shares
Shares sold	44,126	107,479
Shares issued for distributions reinvested	128,979	16,383
Shares redeemed	(96,917)	(196,958)
Net Increase (Decrease) in Shares Outstanding	76,188	(73,096)
Service Shares
Shares sold	7,867	25,709
Shares issued for distributions reinvested	29,807	3,481
Shares redeemed	(35,990)	(80,525)
Net Increase (Decrease) in Shares Outstanding	1,684	(51,335)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Initial Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	17.67	21.21	16.85	18.00	18.35	19.28
Investment Operations:
Investment income—net[a]	.20	.24	.19	.22	.21	.46
Net realized and unrealized gain (loss) on investments	2.00	(3.52)	4.37	(1.23)	.07	(.96)
Total from Investment Operations	2.20	(3.28)	4.56	(1.01)	.28	(.50)
Distributions:
Dividends from investment income—net	(.25)	(.26)	(.20)	(.16)	(.63)	(.43)
Dividends from net realized capital gains	(1.57)	-	-	-	-	-
Total Distributions	(1.82)	(.26)	(.20)	(.16)	(.63)	(.43)
Payment by affiliate	-	.00[b,c]	.00[b,c]	.02[c]	-	-
Net asset value, end of period	18.05	17.67	21.21	16.85	18.00	18.35
Total Return (%)	12.52[d]	(15.72)[c]	27.32[c]	(5.54)[c]	1.38	(2.65)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27[e]	1.31	1.14	1.17	1.14	1.08
Ratio of net expenses to average net assets	1.27[e]	1.31	1.14	1.17	1.14	1.08
Ratio of net investment income to average net assets	2.22[e]	1.17	.97	1.28	1.13	2.44
Portfolio Turnover Rate	10.77[d]	35.83	28.36	36.91	32.28	44.96
Net Assets, end of period ($ x 1,000)	24,755	22,896	29,037	24,574	28,330	29,731

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c In 2018, 2017 and 2016, the fund received proceeds from a class action settlement from The Bank of New York Mellon Corporation. In 2018 and 2017, this payment had no impact on total return. In 2016, the total return would have been (5.65%) had payment not been made by The Bank of New York Mellon Corporation.

d Not annualized.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Service Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	17.65	21.19	16.82	17.97	18.31	19.24
Investment Operations:
Investment income—net[a]	.18	.19	.14	.18	.17	.42
Net realized and unrealized gain (loss) on investments	1.99	(3.53)	4.38	(1.24)	.07	(.97)
Total from Investment Operations	2.17	(3.34)	4.52	(1.06)	.24	(.55)
Distributions:
Dividends from investment income—net	(.19)	(.20)	(.15)	(.11)	(.58)	(.38)
Dividends from net realized capital gains	(1.57)	-	-	-	-	-
Total Distributions	(1.76)	(.20)	(.15)	(.11)	(.58)	(.38)
Payment by affiliate	-	.00[b,c]	.00[b,c]	.02[c]	-	-
Net asset value, end of period	18.06	17.65	21.19	16.82	17.97	18.31
Total Return (%)	12.37[d]	(15.91)[c]	27.02[c]	(5.83)[c]	1.17	(2.90)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.52[e]	1.56	1.39	1.42	1.39	1.33
Ratio of net expenses to average net assets	1.52[e]	1.56	1.39	1.42	1.39	1.33
Ratio of net investment income to average net assets	1.95[e]	.94	.73	1.05	.90	2.22
Portfolio Turnover Rate	10.77[d]	35.83	28.36	36.91	32.28	44.96
Net Assets, end of period ($ x 1,000)	5,716	5,558	7,760	7,454	9,389	10,022

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c In 2018, 2017 and 2016, the fund received proceeds from a class action settlement from The Bank of New York Mellon Corporation. In 2018 and 2017, this payment had no impact on total return. In 2016, the total return would have been (5.94%) had payment not been made by The Bank of New York Mellon Corporation.

d Not annualized.

e Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Equity Portfolio (the “fund”) is a separate non-diversified series of BNY Mellon Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

Effective June 3, 2019, the Company changed its name from Dreyfus Variable Investment Fund to BNY Mellon Variable Investment Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	595,179	28,399,277†	-	28,994,456
Equity Securities - Preferred Stocks	-	269,640†	-	269,640
Investment Companies	1,230,286	-	-	1,230,286
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	6	-	6
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(169)	-	(169)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

20

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $1 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $416,234. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit

22

Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the sub-investment advisory fee is payable monthly by the Adviser, and is based upon the value of the fund’s average daily net assets, computed at the following rates:

Average Net Assets

0 up to $100 million ....................................... .35%

$100 million up to $1 billion .......................... .30%

$1 billion up to $1.5 billion ............................ .26%

In excess of $1.5 billion .................................. .20%

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $7,184 pursuant to the Distribution Plan.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $162 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $5,578 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $18,510, Distribution Plan fees $1,159, custodian fees $4,430, Chief Compliance Officer fees $2,347 and transfer agency fees $73.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2019, amounted to $3,160,762 and $4,727,089, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into

24

International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	6	(169)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	6	(169)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	6	(169)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2019:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
RBS Securities	6		-	-	6

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
State Street Bank and Trust Company	(169)		-	-	(169)
Total	(169)		-	-	(169)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2019:

Average Market Value ($)
Forward contracts	3,617,358

26

At June 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,335,857, consisting of $4,359,489 gross unrealized appreciation and $3,023,632 gross unrealized depreciation.

At June 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 12-13, 2019, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment Management (North America) Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group

28

of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the one-year period when it was above the Performance Group median. The Board considered the relative proximity of the fund’s performance to the Performance Group median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in five of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group), the fund’s actual management fee was below the Expense Group median and at the Expense Universe median and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board expressed concern about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

30

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

31

NOTES

32

NOTES

33

For More Information

BNY Mellon Variable Investment Fund, International Equity Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser
Newton Investment Management
(North America) Limited
160 Queen Victoria Street
London, EC4V 4LA
UK

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0109SA0619

BNY Mellon Variable Investment Fund, International Value Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Variable Investment Fund, International Value Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Variable Investment Fund, International Value Portfolio (formerly, Dreyfus Variable Investment Fund, International Value Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by Mark A. Bogar, CFA, James A. Lydotes, CFA, and Andrew Leger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Variable Investment Fund, International Value Portfolio’s (formerly, Dreyfus Variable Investment Fund, International Value Portfolio) Initial shares produced a total return of 14.45%, and its Service shares produced a total return of 14.22%.1 This compares with a 14.03% return produced by the fund’s benchmark, the MSCI EAFE Index (the “Index”), for the same period.2

Despite concerns about international trade conflicts, international equities gained ground amid steady economic growth during the reporting period. The fund outperformed the Index during the period, largely due to favorable stock selections among French, Hong Kong, and Norwegian stocks.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund normally invests substantially all of its assets in the stocks of foreign companies, including those located in emerging-market countries. The fund’s investment approach is value-oriented and research-driven. In selecting stocks, the portfolio managers identify potential investments through extensive quantitative and fundamental research.

Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors: value, or how a stock is valued relative to its intrinsic worth based on traditional value measures; business health, or overall efficiency and profitability as measured by return on assets and return on equity; and business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase in the near to medium term.

Stocks Surge as Central Banks Back Away From Tightening

The reporting period began with markets rebounding from a weak fourth quarter of 2018, when investor sentiment shifted to risk off, amid concerns about the global economy and the possibility of monetary tightening by the Federal Reserve (the “Fed”). Sentiment shifted late in the quarter, however, when the Fed and other central banks moved to a more accommodative stance. The Fed indicated that interest-rate hikes in 2019 would be “data-dependent”, while the European Central Bank retreated from a plan to raise rates in 2019, and the Bank of Japan gave no indication of changing its already accommodative policy.

Given this more dovish stance, stocks rallied late in 2018 and continued to rise in 2019. Markets in January posted strong gains, but investors began to question whether U.S.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

corporate earnings growth would match the robust figures hit in 2018. Globally, economies appeared to weaken somewhat as purchasing managers’ indices declined. Nevertheless, markets generally continued to rise during the period, even as ongoing concerns about trade tensions between the U.S. and China weighed on markets at times.

Later in the reporting period, although the Fed’s stance on interest rates remained unchanged, markets began to anticipate a rate cut later in 2019, as uncertainties remained about whether a U.S.-China trade agreement could be reached. Uncertainties also remained about whether the U.S. economy would continue to grow at an above-trend pace.

Stock Selection Drove Relative Performance

The fund outperformed the Index most significantly in France, Hong Kong, and Norway. In France, global tire maker Cie Generale des Etablissements Michelin reported strong earnings on cost-cutting efforts, while information technology services provider Atos successfully spun off its Worldline unit, a provider of transaction processing for mobile payments. In Hong Kong, AIA Group, a global insurance company, reported strong growth in Asia, with new business surging 18%. Sun Hung Kai Properties, a real estate investment trust, also contributed positively to the fund’s performance, as it was among many “bond proxy” stocks that gained during the reporting period. In Norway, Aker BP, an energy exploration and production company, rose sharply early in the reporting period on the strength of higher oil prices.

Among sectors, the financials and materials sectors were the fund’s leading performers, while the consumer staples and communication services sectors were the laggards. In the financials sector, UK insurance company Legal & General Group was the leading performer for the fund, as it boosted its annuity fund sales, and investors took notice of its improved balance sheet. German multi-line insurance and asset management group Allianz contributed positively as well, on its ongoing share buyback program and two successful acquisitions that appear to secure the company’s position as the No. 2 insurer in Europe. In the materials sector, Shin-Etsu Chemical, a Japanese company, posted gains on strong recent results and a strengthened cash position. Koninklijke DSM, a Dutch health, nutrition and functional materials company, advanced on strong results in the first half of 2019.

On a less positive note, the fund lagged in Sweden, Finland, and the Netherlands. In Sweden, a position in Swedbank declined sharply on uncertainty surrounding allegations of money-laundering violations. In Finland, telecommunications giant Nokia fell as price competition heated up within the 5G telecom equipment space on the heels of the U.S. blacklisting of Huawai. In the Netherlands, NN Group, a financial services company, gained ground but lagged the Index and Dutch financial stocks in general.

As for sectors, consumer staples and communication services were the laggards. In consumer staples, Seven & i Holdings declined due to rising costs stemming from growing wage pressures. In addition, the fund’s performance was hindered by its lack of exposure to Swiss food company Nestlé, which posted a 30% gain. In the communication services sector, Deutsche Telekom performed well during the reporting

4

period, but the timing of the fund’s purchase failed to capture all of that performance. Additionally, the fund’s position in BT Group was hurt by this British telecommunications company’s lowered expected cash flows resulting from investment in 5G conversion.

Cautiously Optimistic in a Slowing Economy

While heightened international trade tensions and deceleration of leading economic indicators may pose challenges for many trade-dependent companies going forward, we are cautiously optimistic, given supportive central bank policies and likely resolution of the U.S.-China trade conflict. The fund currently holds overweighted exposure to the health care and industrials sectors and holds underweighted exposure to the materials and utilities sectors.

July 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through May 1, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging- market countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, International Value Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other fund.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, International Value Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.57	$5.90
Ending value (after expenses)	$1,144.50	$1,142.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.31	$5.56
Ending value (after expenses)	$1,020.53	$1,019.29

† Expenses are equal to the fund’s annualized expense ratio of .86% for Initial shares and 1.11% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Australia - 5.8%
Aristocrat Leisure	23,594		510,135
Brambles	28,718		260,208
Macquarie Group	8,796		776,137
Northern Star Resources	60,403		495,301
South32	118,571		264,994
Woodside Petroleum	17,707		453,269
			2,760,044
Austria - 1.2%
OMV	11,473		559,085
Belgium - 1.1%
UCB	6,394		530,210
Denmark - 1.1%
Vestas Wind Systems	5,867		507,513
Finland - 1.0%
Nokia	97,359		483,811
France - 10.5%
Atos	8,689		726,501
BNP Paribas	12,787		608,385
Cie Generale des Etablissements Michelin	5,131		650,959
Edenred	7,453		380,234
LVMH Moet Hennessy Louis Vuitton	1,389		591,285
Sanofi	14,261		1,233,703
Vinci	5,436		557,340
Worldline	2,792	[a,b]	203,215
			4,951,622
Germany - 8.0%
Allianz	3,251		783,541
Deutsche Boerse	4,460		630,890
Deutsche Post	12,844		421,806
Deutsche Telekom	91,058		1,575,803
Evonik Industries	13,029		379,419
			3,791,459
Hong Kong - 3.1%
AIA Group	77,800		841,068
Sun Hung Kai Properties	38,000		645,331
			1,486,399
Ireland - .9%
ICON	2,810	[b]	432,656
Italy - 3.4%
Enel	89,716		626,867

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 97.5% (continued)
Italy - 3.4% (continued)
Leonardo	41,371	524,294
UniCredit	36,597	450,518
		1,601,679
Japan - 21.8%
Asahi Kasei	34,800	371,794
Bandai Namco Holdings	7,400	359,829
Chubu Electric Power	57,300	804,677
Denso	13,500	569,063
Fujitsu	7,200	501,212
Hitachi	19,000	698,288
ITOCHU	16,900	323,514
Mitsubishi Electric	50,900	672,804
Recruit Holdings	18,100	605,101
Seven & i Holdings	19,300	654,179
Shin-Etsu Chemical	4,400	410,822
Shionogi & Co.	12,900	744,867
Shiseido	7,500	566,456
Sony	19,600	1,024,079
Sumitomo Mitsui Financial Group	32,600	1,154,365
Suzuki Motor	12,800	602,484
Yamato Holdings	12,700	258,719
		10,322,253
Macau - .7%
Sands China	65,200	312,543
Netherlands - 7.9%
Heineken	6,309	704,211
ING Groep	53,492	620,290
Koninklijke Ahold Delhaize	20,235	455,098
Koninklijke DSM	3,135	387,621
NN Group	15,160	610,314
Royal Dutch Shell, Cl. B	28,691	935,859
		3,713,393
Portugal - .9%
Galp Energia	27,765	428,027
Singapore - 1.0%
United Overseas Bank	25,400	490,760
Spain - 4.6%
ACS Actividades de Construccion y Servicios	11,816	471,797
Amadeus IT Group	7,790	616,470
Banco Santander	155,094	720,855
Industria de Diseno Textil	12,352	371,118
		2,180,240

8

Description	Shares	Value ($)
Common Stocks - 97.5% (continued)
Sweden - 1.7%
Alfa Laval	15,962	348,290
Swedish Match	11,169	472,049
		820,339
Switzerland - 7.8%
Julius Baer Group	12,834	572,538
Lonza Group	1,959	661,113
Novartis	16,856	1,541,768
OC Oerlikon	24,125	294,618
STMicroelectronics	34,103	605,097
		3,675,134
United Kingdom - 15.0%
Anglo American	19,634	561,613
BAE Systems	98,879	623,597
BT Group	113,823	284,513
Bunzl	10,145	268,050
Cineworld Group	84,474	272,604
Diageo	15,220	655,438
Ferguson	8,248	587,909
Fiat Chrysler Automobiles	42,455	590,734
GlaxoSmithKline	37,360	747,856
Legal & General Group	183,258	627,276
Melrose Industries	107,486	247,394
Tesco	241,061	695,473
Unilever	14,816	920,043
		7,082,500
Total Common Stocks (cost $45,323,256)		46,129,667

Exchange-Traded Funds - 1.5%
United States - 1.5%
iShares MSCI EAFE ETF (cost $717,296)	10,828	711,725

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,478)	2.29	10,478	[c]	10,478
Total Investments (cost $46,051,030)		99.0%		46,851,870
Cash and Receivables (Net)		1.0%		470,453
Net Assets		100.0%		47,322,323

ETF—Exchange-Traded Fund

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $203,215 or .43% of net assets.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals Biotechnology & Life Sciences	12.5
Capital Goods	11.5
Banks	8.5
Materials	6.1
Insurance	6.1
Automobiles & Components	5.1
Energy	5.0
Software & Services	4.3
Diversified Financials	4.2
Consumer Durables & Apparel	4.2
Telecommunication Services	3.9
Food, Beverage & Tobacco	3.9
Food & Staples Retailing	3.8
Household & Personal Products	3.1
Utilities	3.0
Commercial & Professional Services	2.6
Technology Hardware & Equipment	2.5
Consumer Services	1.7
Investment Companies	1.5
Transportation	1.4
Real Estate	1.4
Semiconductors & Semiconductor Equipment	1.3
Retailing	.8
Media & Entertainment	.6
99.0

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18($)	Purchases($)	Sales ($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	8,848,046	8,837,568	10,478.0		2,563

See notes to financial statements.

11

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup
United States Dollar	11,734	Euro	10,309	7/1/19	9
Gross Unrealized Appreciation					9

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	46,040,552	46,841,392
Affiliated issuers	10,478	10,478
Cash denominated in foreign currency	243,859	243,779
Tax reclaim receivable		121,294
Receivable for investment securities sold		115,637
Dividends and interest receivable		70,464
Receivable for shares of Beneficial Interest subscribed		2,187
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		9
Prepaid expenses		4,201
		47,409,441
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		41,346
Payable for shares of Beneficial Interest redeemed		3,992
Trustees fees and expenses payable		1,030
Unrealized depreciation on foreign currency transactions		570
Accrued expenses		40,180
		87,118
Net Assets ($)		47,322,323
Composition of Net Assets ($):
Paid-in capital		59,602,802
Total distributable earnings (loss)		(12,280,479)
Net Assets ($)		47,322,323

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	18,129,752	29,192,571
Shares Outstanding	1,611,471	2,589,968
Net Asset Value Per Share ($)	11.25	11.27

See notes to financial statements.

13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $104,733 foreign taxes withheld at source):
Unaffiliated issuers	1,253,446
Affiliated issuers	2,563
Total Income	1,256,009
Expenses:
Investment advisory fee—Note 3(a)	229,791
Professional fees	49,719
Distribution fees—Note 3(b)	35,445
Custodian fees—Note 3(b)	17,991
Prospectus and shareholders’ reports	12,909
Trustees’ fees and expenses—Note 3(c)	1,114
Loan commitment fees—Note 2	422
Shareholder servicing costs—Note 3(b)	359
Miscellaneous	11,880
Total Expenses	359,630
Less—reduction in expenses due to undertaking—Note 3(a)	(125,816)
Net Expenses	233,814
Investment Income—Net	1,022,195
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(645,140)
Net realized gain (loss) on forward foreign currency exchange contracts	3,300
Net Realized Gain (Loss)	(641,840)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	5,709,687
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	114
Net Unrealized Appreciation (Depreciation)	5,709,801
Net Realized and Unrealized Gain (Loss) on Investments	5,067,961
Net Increase in Net Assets Resulting from Operations	6,090,156

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	1,022,195	891,242
Net realized gain (loss) on investments	(641,840)	3,281,458
Net unrealized appreciation (depreciation) on investments	5,709,801	(13,160,351)
Net increase from payment by affiliate	-	102
Net Increase (Decrease) in Net Assets Resulting from Operations	6,090,156	(8,987,549)
Distributions ($):
Distributions to shareholders:
Initial Shares	(375,494)	(342,309)
Service Shares	(529,593)	(500,324)
Total Distributions	(905,087)	(842,633)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	743,736	2,634,951
Service Shares	4,044,139	5,976,338
Distributions reinvested:
Initial Shares	375,494	342,309
Service Shares	529,593	500,324
Cost of shares redeemed:
Initial Shares	(2,006,170)	(4,135,642)
Service Shares	(4,223,896)	(11,111,204)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(537,104)	(5,792,924)
Total Increase (Decrease) in Net Assets	4,647,965	(15,623,106)
Net Assets ($):
Beginning of Period	42,674,358	58,297,464
End of Period	47,322,323	42,674,358
Capital Share Transactions (Shares):
Initial Shares
Shares sold	68,399	221,877
Shares issued for distributions reinvested	33,951	28,313
Shares redeemed	(185,116)	(352,295)
Net Increase (Decrease) in Shares Outstanding	(82,766)	(102,105)
Service Shares
Shares sold	374,369	501,536
Shares issued for distributions reinvested	47,754	41,315
Shares redeemed	(385,707)	(941,892)
Net Increase (Decrease) in Shares Outstanding	36,416	(399,041)

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
Initial Shares	June 30, 2019	Year Ended December 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.04	12.27	9.70	10.04	10.55	11.82
Investment Operations:
Investment income—net[a]	.25	.21	.19	.18	.18	.19
Net realized and unrealized gain (loss) on investments	1.20	(2.24)	2.54	(.33)	(.45)	(1.27)
Total from Investment Operations	1.45	(2.03)	2.73	(.15)	(.27)	(1.08)
Distributions:
Dividends from investment income—net	(.24)	(.20)	(.16)	(.19)	(.24)	(.19)
Payment by affiliate	-	.00[b,c]	.00[b,c]	.00[b,c]	-	-
Net asset value, end of period	11.25	10.04	12.27	9.70	10.04	10.55
Total Return (%)	14.45[d]	(16.81)[c]	28.52[c]	(1.45)[c]	(2.72)	(9.32)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.41[e]	1.42	1.37	1.38	1.38	1.29
Ratio of net expenses to average net assets	.86[e]	.86	.86	.85	.83	.99
Ratio of net investment income to average net assets	4.56[e]	1.82	1.75	1.87	1.66	1.68
Portfolio Turnover Rate	31.51[d]	78.31	62.39	108.21	147.24	45.43
Net Assets, end of period ($ x 1,000)	18,130	17,018	22,045	17,241	21,814	33,147

a Based on average shares outstanding.

b Amount represents less than $.01.

c The fund received proceeds from a class action settlement from The Bank of New York Mellon Corporation. This payment had no impact on total return.

d Not annualized.

e Annualized.

See notes to financial statements.

16

Six Months Ended
Service Shares	June 30, 2019	Year Ended December 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.05	12.28	9.72	10.04	10.55	11.82
Investment Operations:
Investment income—net[a]	.24	.19	.17	.13	.17	.16
Net realized and unrealized gain (loss) on investments	1.19	(2.25)	2.54	(.29)	(.47)	(1.28)
Total from Investment Operations	1.43	(2.06)	2.71	(.16)	(.30)	(1.12)
Distributions:
Dividends from investment income—net	(.21)	(.17)	(.15)	(.16)	(.21)	(.15)
Payment by affiliate	-	.00[b,c]	.00[b,c]	.00[b,c]	-	-
Net asset value, end of period	11.27	10.05	12.28	9.72	10.04	10.55
Total Return (%)	14.22[d]	(16.98)[c]	28.14[c]	(1.58)[c]	(2.98)	(9.57)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.66[e]	1.67	1.62	1.61	1.63	1.54
Ratio of net expenses to average net assets	1.11[e]	1.11	1.11	1.10	1.08	1.24
Ratio of net investment income to average net assets	4.38[e]	1.62	1.49	1.41	1.53	1.40
Portfolio Turnover Rate	31.51[d]	78.31	62.39	108.21	147.24	45.43
Net Assets, end of period ($ x 1,000)	29,193	25,657	36,253	26,862	18,566	23,038

a Based on average shares outstanding.

b Amount represents less than $.01.

c The fund received proceeds from a class action settlement from The Bank of New York Mellon Corporation. This payment had no impact on total return.

d Not annualized.

e Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Value Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the Company changed its name from Dreyfus Variable Investment Fund to BNY Mellon Variable Investment Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

18

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

20

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	432,656	45,697,011	† -	46,129,667
Exchange-Traded Funds	711,725	-	-	711,725
Investment Companies	10,478	-	-	10,478
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	9	-	9

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $13,360,089 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2018. These long-term capital losses can be carried forward for an unlimited period.

22

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $842,633. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2019 through May 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .86% of the value of the fund’s average daily net assets. On or after May 1, 2020, the Adviser may terminate this expense limitation agreement at any time.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The reduction in expenses, pursuant to the undertaking, amounted to $125,816 during the period ended June 30, 2019.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $35,445 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $301 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $17,991 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

24

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $38,373, Distribution Plan fees $5,934, custodian fees $15,535, Chief Compliance Officer fees $2,347 and transfer agency fees $160, which are offset against an expense reimbursement currently in effect in the amount of $21,003.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2019, amounted to $14,345,627 and $14,843,313, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	9	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	9	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	9	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2019:

26

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	9		-	-	9

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2019:

Average Market Value ($)
Forward contracts	167,495

At June 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $800,849, consisting of $4,022,505 gross unrealized appreciation and $3,221,656 gross unrealized depreciation.

At June 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 12-13, 2019, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to

28

select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the two-, three- and four-year periods, and below the median for the one-, five and ten-year periods, and below the Performance Universe median for all periods, except the two-year period when performance was above the median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians (lowest in the Expense Group and Expense Universe) and the fund’s total expenses were at the Expense Group median and slightly below the Expense Universe median.

Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .86% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit.

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared

30

with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

31

NOTES

32

NOTES

33

For More Information

BNY Mellon Variable Investment Fund, International Value Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0152SA0619

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio (formerly, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by Patrick Kent, Primary Portfolio Manager; James Boyd, Dale Dutile, and Brian Duncan, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio’s (formerly, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio) Initial shares produced a total return of 13.04%, and its Service shares produced a total return of 12.88%.1 In comparison, the Russell 2000® Index (the “Index”), the fund’s benchmark, produced a total return of 16.98% for the same period.2

Small-cap stocks produced strong gains over the reporting period, amid rising corporate earnings, sustained economic growth, and an accommodative shift in Federal Reserve (“Fed”) policy. The fund lagged the Index, mainly due to security selection shortfalls in the health care and information technology sectors.

The Fund’s Investment Approach

The fund seeks capital growth. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of the companies in the Index. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation.

Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company, and the identification of a revaluation trigger catalyst. In general, the fund seeks exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint.

Stocks Surge Amid a Shift in Federal Reserve Policy

The reporting period began by markets rebounding from a weak fourth quarter of 2018, when investor sentiment shifted to risk off, amid concerns about the global economy and the possibility of monetary tightening by the Fed. Sentiment shifted late in the quarter, however, when the Fed moved to a more accommodative stance, indicating that interest-rate hikes in 2019 would be “data-dependent.”

With this shift, stocks rallied late in 2018 and continued to rise in 2019. Markets in January posted their strongest gains in more than 30 years, but investors began to question whether corporate earnings growth would match the robust figures hit in 2018 due to the U.S. corporate tax cut. Nevertheless, markets hit new highs during the period, even as ongoing concerns about trade tensions between the U.S. and China held back performance at times.

The Fed’s stance on interest rates remained unchanged through the end of the reporting period, as inflation stayed below its target rate of 2.0%. But markets began to anticipate that the Fed could cut interest rates later in 2019, as concerns remained about whether a U.S.-China trade agreement could be reached, and whether the U.S. economy would continue to grow at an above-trend pace. In this environment, small-cap stocks generally lagged large-cap stocks.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security Selections Constrained Fund Performance

The fund’s underperformance versus the Index was primarily the result of stock selection shortfalls in the health care and information technology sectors. In the health care sector, three holdings, Aerie Pharmaceuticals, Revance Therapeutics, and TherapeuticsMD, were hurt by new product launches with initial low reimbursement coverage. As coverage expands, sales growth should accelerate. Evolent Health, a provider of payment-processing software for health care providers, was challenged by competitive pressures, moving it off our investment thesis. In the information technology sector, Cloudera, a cloud-computing company, saw its Hortonworks merger benefits delayed. This autumn, the combined company will be launching a new product suite. CommVault Systems, a data-management company, missed sales expectations; new management should help drive a recovery in sales.

The fund achieved better relative results in the consumer discretionary sector, where housing companies Skyline Champion and KB Home posted strong results. TopBuild, an installer of insulation, also contributed positively to the fund’s results, as did OneSpaWorld Holdings, an operator of spas on cruise ships. In the energy sector, Select Energy Services, a provider of water for hydraulic fracturing, posted solid growth while Scorpio Tankers, a shipping company, benefited from strong freight rates. Delek US Holdings, a refining company, also contributed positively, as it benefited from lower oil prices. In the communication services sector, Sinclair Broadcast Group boosted the fund’s performance; its price doubled in the period, helped by the purchase of a regional sports networks from Disney.

An Optimistic Outlook for Small-Cap Stocks

As of midyear, we remained encouraged by favorable economic and business fundamentals for many small-cap companies, and we expect earnings growth to continue in the second half of the year. In this environment, we have added to our holdings in the consumer discretionary, industrials, and information technology sectors and have initiated positions in real estate. In addition, we’ve reduced our holdings in the communication services, financials, and health care sectors.

July 15, 2019

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

² Source: Lipper Inc. — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.54	$5.86
Ending value (after expenses)	$1,130.40	$1,128.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.31	$5.56
Ending value (after expenses)	$1,020.53	$1,019.29

† Expenses are equal to the fund’s annualized expense ratio of .86% for Initial shares and 1.11% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Automobiles & Components - 1.0%
Delphi Technologies	129,752	[a,b]	2,595,040
Banks - 6.9%
Ameris Bancorp	47,345		1,855,451
Atlantic Capital Bancshares	53,943	[b]	923,504
Atlantic Union Bankshares	103,828	[a]	3,668,243
First BanCorp	559,621		6,178,216
First Interstate BancSystem, Cl. A	87,507		3,466,152
First Merchants	52,483		1,989,106
			18,080,672
Capital Goods - 5.5%
Capitol Investment Corp IV	202,536	[b]	2,152,958
Quanta Services	39,424		1,505,603
Simpson Manufacturing	26,977		1,792,891
Tennant	36,867		2,256,261
TPG Pace Holdings	159,743	[b]	1,745,192
TPI Composites	97,268	[b]	2,404,465
Wesco Aircraft Holdings	241,311	[b]	2,678,552
			14,535,922
Commercial & Professional Services - 2.7%
Clarivate Analytics	139,664	[b]	2,148,032
Covanta Holding	272,654		4,883,233
			7,031,265
Consumer Durables & Apparel - 5.4%
Century Communities	77,691	[a,b]	2,065,027
KB Home	135,587		3,488,654
Skyline Champion	135,030	[b]	3,697,122
Taylor Morrison Home	138,269	[b]	2,898,118
TopBuild	25,428	[b]	2,104,421
			14,253,342
Consumer Services - 6.8%
Adtalem Global Education	126,269	[b]	5,688,418
Dave & Buster's Entertainment	135,819	[a]	5,496,595
OneSpaWorld Holdings	260,802	[a,b]	4,042,431
Penn National Gaming	134,928	[b]	2,598,713
			17,826,157
Diversified Financials - 5.0%
Green Dot, Cl. A	75,774	[b]	3,705,349
OneMain Holdings	147,069		4,972,402
PJT Partners, Cl. A	84,941		3,441,809
SLM	101,261		984,257
			13,103,817

6

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Energy - 10.2%
Ardmore Shipping	204,286	[a,b]	1,664,931
Delek US Holdings	157,449	[a]	6,379,834
Euronav	147,131		1,388,917
GasLog	86,684		1,248,250
Green Plains	241,663	[a]	2,605,127
Laredo Petroleum	508,902	[a,b]	1,475,816
Navigator Holdings	45,085	[b]	421,996
PBF Energy, Cl. A	118,899		3,721,539
Scorpio Tankers	143,976	[a]	4,250,172
Select Energy Services, Cl. A	331,518	[b]	3,848,924
			27,005,506
Food, Beverage & Tobacco - 1.7%
Darling Ingredients	228,214	[b]	4,539,176
Health Care Equipment & Services - 1.3%
AxoGen	173,525	[b]	3,435,795
Materials - 14.0%
Alamos Gold, Cl. A	1,106,477		6,694,186
Cabot	143,099		6,827,253
Eagle Materials	58,439		5,417,295
IAMGOLD	953,073	[b]	3,221,387
Louisiana-Pacific	206,946		5,426,124
OMNOVA Solutions	521,900	[b]	3,251,437
US Concrete	120,267	[a,b]	5,976,067
			36,813,749
Media & Entertainment - 3.7%
Criteo, ADR	188,890	[a,b]	3,250,797
Gray Television	20,744	[b]	339,994
Nexstar Media Group, Cl. A	29,662		2,995,862
Sinclair Broadcast Group, Cl. A	60,510		3,245,151
			9,831,804
Pharmaceuticals Biotechnology & Life Sciences - 8.3%
Aerie Pharmaceuticals	97,707	[a,b]	2,887,242
DBV Technologies, ADR	30,528	[a,b]	250,940
Flexion Therapeutics	219,902	[b]	2,704,795
Revance Therapeutics	323,618	[a,b]	4,197,325
Sage Therapeutics	21,693	[a,b]	3,971,771
TherapeuticsMD	1,759,708	[b]	4,575,241
Zogenix	69,168	[a,b]	3,304,847
			21,892,161
Real Estate - .2%
Colliers International Group	7,412	[a]	530,847
Software & Services - 10.6%
Bottomline Technologies De	33,194	[b]	1,468,503

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.8% (continued)
Software & Services - 10.6% (continued)
Cardtronics, Cl. A		191,852	[b]	5,241,397
Cloudera		334,009	[a,b]	1,756,887
CommVault Systems		52,405	[b]	2,600,336
EVERTEC		75,324		2,463,095
GreenSky, Cl. A		178,592	[a,b]	2,194,896
InterXion Holding		64,313	[a,b]	4,893,576
Perspecta		85,298		1,996,826
Talend, ADR		142,128	[a,b]	5,484,720
				28,100,236
Technology Hardware & Equipment - 3.8%
Ciena		186,385	[b]	7,666,015
Itron		39,818	[b]	2,491,412
				10,157,427
Transportation - 9.0%
Knight-Swift Transportation Holdings		162,806	[a]	5,346,549
Mesa Air Group		135,780	[b]	1,241,029
Scorpio Bulkers		395,314	[a]	1,818,444
SkyWest		136,085		8,256,277
Werner Enterprises		226,676	[a]	7,045,090
				23,707,389
Utilities - .7%
Clearway Energy, Cl. C		114,862		1,936,573
Total Common Stocks (cost $254,494,480)				255,376,878

Exchange-Traded Funds - 1.9%
Registered Investment Companies - 1.9%
iShares Russell 2000 ETF (cost $5,059,691)		33,336	[a]	5,183,748
	1-Day Yield (%)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,794,533)	2.29	6,794,533	[c]	6,794,533

8

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,435,262)	2.29	11,435,262	[c]	11,435,262
Total Investments (cost $277,783,966)		105.6%		278,790,421
Liabilities, Less Cash and Receivables		(5.6%)		(14,877,015)
Net Assets		100.0%		263,913,406

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $58,089,054 and the value of the collateral held by the fund was $58,036,542, consisting of cash collateral of $11,435,262 and U.S. Government & Agency securities valued at $46,601,280.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	15.7
Information Technology	14.5
Materials	14.0
Financials	13.3
Consumer Discretionary	13.2
Energy	10.2
Health Care	9.6
Investment Companies	8.8
Communication Services	3.7
Consumer Staples	1.7
Utilities	.7
Real Estate	.2
105.6

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18($)	Purchases($)	Sales($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	982,326	102,538,305	96,726,098	6,794,533	2.6	51,775
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,449,708	33,126,040	25,140,486	11,435,262	4.3	-
Total	4,432,034	135,664,345	121,866,584	18,229,795	6.9	51,775

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $58,089,054)—Note 1(b):
Unaffiliated issuers	259,554,171	260,560,626
Affiliated issuers	18,229,795	18,229,795
Receivable for investment securities sold		258,009
Dividends, interest and securities lending income receivable		168,677
Receivable for shares of Beneficial Interest subscribed		14,254
Prepaid expenses		3,728
		279,235,089
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		141,269
Liability for securities on loan—Note 1(b)		11,435,262
Payable for investment securities purchased		3,644,930
Payable for shares of Beneficial Interest redeemed		66,632
Trustees fees and expenses payable		1,612
Accrued expenses		31,978
		15,321,683
Net Assets ($)		263,913,406
Composition of Net Assets ($):
Paid-in capital		264,757,836
Total distributable earnings (loss)		(844,430)
Net Assets ($)		263,913,406

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	247,066,632	16,846,774
Shares Outstanding	6,372,005	457,292
Net Asset Value Per Share ($)	38.77	36.84

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,361 foreign taxes withheld at source):
Unaffiliated issuers	1,450,131
Affiliated issuers	51,775
Income from securities lending—Note 1(b)	29,230
Total Income	1,531,136
Expenses:
Investment advisory fee—Note 3(a)	701,080
Professional fees	42,017
Prospectus and shareholders’ reports	25,936
Distribution fees—Note 3(b)	21,106
Custodian fees—Note 3(b)	13,033
Trustees’ fees and expenses—Note 3(c)	9,184
Loan commitment fees—Note 2	1,897
Shareholder servicing costs—Note 3(b)	687
Registration fees	316
Miscellaneous	9,752
Total Expenses	825,008
Investment Income—Net	706,128
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,043,352)
Net unrealized appreciation (depreciation) on investments	25,558,293
Net Realized and Unrealized Gain (Loss) on Investments	23,514,941
Net Increase in Net Assets Resulting from Operations	24,221,069

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income (loss)—net	706,128	(288,714)
Net realized gain (loss) on investments	(2,043,352)	31,450,070
Net unrealized appreciation (depreciation) on investments	25,558,293	(69,036,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,221,069	(37,874,755)
Distributions ($):
Distributions to shareholders:
Initial Shares	(28,402,234)	(31,237,676)
Service Shares	(3,065,222)	(3,518,843)
Total Distributions	(31,467,456)	(34,756,519)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	86,878,948	14,974,835
Service Shares	706,296	1,651,834
Distributions reinvested:
Initial Shares	28,402,234	31,237,676
Service Shares	3,065,222	3,518,843
Cost of shares redeemed:
Initial Shares	(8,780,489)	(23,537,641)
Service Shares	(1,133,413)	(3,097,274)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	109,138,798	24,748,273
Total Increase (Decrease) in Net Assets	101,892,411	(47,883,001)
Net Assets ($):
Beginning of Period	162,020,995	209,903,996
End of Period	263,913,406	162,020,995
Capital Share Transactions (Shares):
Initial Shares
Shares sold	2,307,122	280,806
Shares issued for distributions reinvested	710,411	603,626
Shares redeemed	(206,807)	(435,423)
Net Increase (Decrease) in Shares Outstanding	2,810,726	449,009
Service Shares
Shares sold	17,845	31,795
Shares issued for distributions reinvested	80,621	70,731
Shares redeemed	(27,954)	(60,283)
Net Increase (Decrease) in Shares Outstanding	70,512	42,243

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Initial Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	41.20	60.91	49.44	46.02	47.78	47.03
Investment Operations:
Investment income (loss)—net[a]	.16	(.06)	(.12)	(.02)	(.13)	(.01)
Net realized and unrealized gain (loss) on investments	5.44	(9.48)	12.21	7.07	(.91)	.76
Total from Investment Operations	5.60	(9.54)	12.09	7.05	(1.04)	.75
Distributions:
Dividends from net realized gain on investments	(8.03)	(10.17)	(.62)	(3.63)	(.72)	-
Net asset value, end of period	38.77	41.20	60.91	49.44	46.02	47.78
Total Return (%)	13.04[b]	(19.08)	24.69	17.07	(2.28)	1.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[c]	.84	.85	.86	.85	.83
Ratio of net expenses to average net assets	.86[c]	.84	.85	.86	.85	.83
Ratio of net investment income (loss) to average net assets	.78[c]	(.12)	(.22)	(.05)	(.27)	(.03)
Portfolio Turnover Rate	30.83[b]	67.90	70.11	88.08	65.26	77.96
Net Assets, end of period ($ x 1,000)	247,067	146,730	189,582	162,171	151,992	170,570

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Service Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	39.53	58.98	48.01	44.90	46.75	46.14
Investment Operations:
Investment income (loss)—net[a]	.10	(.19)	(.25)	(.13)	(.24)	(.13)
Net realized and unrealized gain (loss) on investments	5.24	(9.09)	11.84	6.87	(.89)	.74
Total from Investment Operations	5.34	(9.28)	11.59	6.74	(1.13)	.61
Distributions:
Dividends from net realized gain on investments	(8.03)	(10.17)	(.62)	(3.63)	(.72)	-
Net asset value, end of period	36.84	39.53	58.98	48.01	44.90	46.75
Total Return (%)	12.88[b]	(19.29)	24.37	16.79	(2.52)	1.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[c]	1.09	1.10	1.11	1.10	1.08
Ratio of net expenses to average net assets	1.11[c]	1.09	1.10	1.11	1.10	1.08
Ratio of net investment income (loss) to average net assets	.52[c]	(.37)	(.47)	(.30)	(.52)	(.28)
Portfolio Turnover Rate	30.83[b]	67.90	70.11	88.08	65.26	77.96
Net Assets, end of period ($ x 1,000)	16,847	15,291	20,322	17,353	16,528	18,094

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Opportunistic Small Cap Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the Company changed its name from Dreyfus Variable Investment Fund to BNY Mellon Variable Investment Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

16

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

18

	Level 1- Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	255,376,878	-	-	255,376,878
Exchange-Traded Funds	5,183,748	-	-	5,183,748
Investment Companies	18,229,795	-	-	18,229,795

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2019, the market value of the collateral was 99.9% of the market value of the securities on loan. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $6,614 from lending portfolio securities, pursuant to the securities lending agreement.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $10,670,292 and long-term capital gains $24,086,227. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

20

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $21,106 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $597 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $13,033 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $131,860, Distribution Plan fees $3,357, custodian fees $3,438, Chief Compliance Officer fees $2,347 and transfer agency fees $267.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2019, amounted to $134,103,127 and $58,154,217, respectively.

At June 30, 2019, accumulated net unrealized appreciation on investments was $1,006,455, consisting of $22,342,206 gross unrealized appreciation and $21,335,751 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 12-13, 2019, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or below the Performance Group and Performance Universe medians for all periods, except for the three- and four-year periods when it was above the Performance Group and Performance Universe medians. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in five of the ten calendar years shown..

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were approximately one basis point above the Expense Group median and below the Expense Universe median.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed

24

where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board expressed some concern about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

26

NOTES

27

NOTES

28

NOTES

29

For More Information

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio
240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0121SA0619

BNY Mellon Variable Investment Fund, Quality Bond Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Variable Investment Fund, Quality Bond Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Variable Investment Fund, Quality Bond Portfolio (formerly, Dreyfus Variable Investment Fund, Quality Bond Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by David Bowser, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Variable Investment Fund, Quality Bond Portfolio’s (formerly, Dreyfus Variable Investment Fund, Quality Bond Portfolio) Initial shares produced a total return of 5.95%, and its Service shares produced a total return of 5.92%.1 In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 6.11% for the same period.2

Fixed-income securities had positive returns during the period, due to falling interest rates and tightening spreads. The fund underperformed the Index, mainly due to underweight duration positioning early in the period and an allocation to treasury inflation-protected securities (TIPS).

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The fund’s investments include corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations, and zero coupon bonds that, when purchased, typically are rated A or better or are the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc., and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including TIPS.

The fund also may invest up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds issued by foreign issuers, whether denominated in U.S. dollars or in a foreign currency.

The fund has no limit with respect to its portfolio maturity or duration.

A Supportive Federal Reserve and Falling Rates Bolster Returns

Bonds produced strong returns over the six-month period in an environment of moderate economic growth and supportive policies from the U.S. Federal Reserve (the “Fed”). In January, Fed Chair Jerome Powell made comments that the Fed would be patient and flexible with the pace of future interest-rate increases. This reassured investors, as did progress toward a trade resolution between the U.S. and China. Rates generally fell during the six-month period, supporting Treasury returns. After significant widening of spreads at the end of 2018, tightening occurred across many asset classes during the period, allowing risk assets to perform well, with corporate debt leading the broader market. In May, equity markets sputtered due to resurfacing trade issues, causing investors to seek “safe-haven” assets, depressing yields, and providing an additional boost to fixed-income market values. The Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates during its May meeting. Bond markets enjoyed strong returns through the end of the six months.

During the reporting period, the Fed held the federal funds target range steady at 2.25% to 2.50%. Over the six months, the interest rates on the 2-, 10-, and 30-year Treasuries fell from 2.50%, 2.66%, and 2.97%, respectively, on January 2, 2019, to 1.75%, 2.00%, and 2.52%, respectively, on June 28, 2019.

Duration Positioning and TIPS Allocation Constrained Fund Performance

The fund’s performance compared to the Index was constrained during the reporting period by underweight duration positioning. The fund maintained underweight duration exposure in U.S., United Kingdom, and Canadian bonds over the first half of the six-month period. Due to the falling rate

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

environment, this positioning was not beneficial. The portfolio was adjusted to a neutral duration stance midway through the period, as rate volatility increased. In addition, the portfolio has maintained a position in TIPS as a hedge against inflationary pressure. This allocation has provided a mild headwind to performance, while inflation remains muted.

In contrast, other strategies added value. Most notably, security selection in corporate debt helped returns. Bonds issued by U.S. banks performed well during the period, as did credit issued by pipeline companies, which were bolstered by the recent recovery of oil prices. The fund also held bonds issued by industrial conglomerate General Electric, which increased in value due to investor optimism over the new management team. Positioning in asset-backed securities, commercial mortgages, and emerging-market debt was also beneficial.

A Cautious, Mildly Defensive Investment Posture

We currently share common concerns held by many investors regarding trade difficulties and slowdowns in growth. We have used this year’s fixed-income rally to reduce tracking-error risk versus the benchmark. This means reducing our exposure to corporate credit, moving from a neutral to an underweight position. In addition, we have increased our mortgage-backed security exposure, moving from a significant underweight to neutral. We view this sector as providing high-quality yield for the portfolio. We remain overweight to asset-backed securities.

Regarding interest-rate risk, we are slightly defensive, and have reestablished a slightly underweight duration positioning. We anticipate steepening on the long end of the curve after a period of low rates, perhaps even a rate cut by the Fed, this summer.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures for the fund provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through May 1, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and nonagency). Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, Quality Bond Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, Quality Bond Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.11	$6.38
Ending value (after expenses)	$1,059.50	$1,059.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.01	$6.26
Ending value (after expenses)	$1,019.84	$1,018.60

†  Expenses are equal to the fund’s annualized expense ratio of 1.00% for Initial shares and 1.25% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.3%
Aerospace & Defense - .3%
The Boeing, Sr. Unscd. Notes	3.20	3/1/2029	100,000		103,240
Agriculture - .2%
Reynolds American, Gtd. Notes	4.85	9/15/2023	60,000		64,475
Asset-Backed Certificates - 1.2%
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	105,000	[b]	104,896
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.10%	3.34	1/17/2035	184,789	[b,c]	184,819
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/1/2036	124,686	[b]	126,448
				416,163
Asset-Backed Ctfs./Auto Receivables - 2.7%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	85,000		85,471
CarMax Auto Owner Trust, Ser. 2018-1, Cl. A4	2.64	6/15/2023	180,000		182,365
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	60,245	[b]	60,144
Nissan Auto Receivables Owner Trust, Ser. 2017-B, Cl. A4	1.95	10/16/2023	190,000		189,457
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	130,000	[b]	134,406
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	40,000	[b]	40,006
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	50,000	[b]	50,533
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	190,000	[b]	196,045
				938,427
Asset-Backed Ctfs./Credit Cards - .5%
Delamare Cards MTN Issuer, Ser. 2018-A1, Cl. A1, 1 Month LIBOR +.70%	3.09	11/19/2025	175,000	[b,c]	175,420
Banks - 5.3%
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	43,000		43,796
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	74,000		76,267
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	125,000		130,958
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	122,000		130,032
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	200,000		207,415
Citigroup, Sr. Unscd. Bonds	3.40	5/1/2026	205,000		212,317
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	40,000		46,195

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.3% (continued)
Banks - 5.3% (continued)
JPMorgan Chase & Co, Sr. Unscd. Notes	4.45	12/5/2029	150,000		166,955
Keybank, Sr. Unscd. Bonds	2.50	11/22/2021	250,000		251,397
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	65,000		67,898
Morgan Stanley, Sr. Unscd. Notes	5.50	7/28/2021	100,000		106,219
The Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/2020	105,000		105,431
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	50,000		52,112
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	4.12	11/29/2023	55,000	[c]	56,513
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	110,000		111,727
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	60,000		64,842
				1,830,074
Beverage Products - .5%
Anheuser-Busch, Gtd. Notes	4.90	2/1/2046	90,000		100,185
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	35,000		37,723
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	20,000		21,003
				158,911
Chemicals - .3%
Nutrien, Sr. Unscd. Notes	4.20	4/1/2029	25,000	[d]	27,001
The Dow Chemical, Sr. Unscd. Notes	3.50	10/1/2024	85,000		88,357
				115,358
Collateralized Municipal Backed Securities - 3.1%
California, GO (Build America Bonds)	7.30	10/1/2039	340,000		511,656
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) Ser. YY	4.45	6/15/2020	305,000		310,188
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	200,000		260,226
				1,082,070
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	60,000	[b]	63,462
Commercial Mortgage Pass-Through Ctfs. - 5.0%
Commercial Mortgage Trust, Ser. 2014-UBS2, Cl. AM	4.20	3/1/2047	70,000		74,016
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/1/2048	170,000		177,043
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/1/2050	290,000		309,781

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.3% (continued)
Commercial Mortgage Pass-Through Ctfs. - 5.0% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K087, Cl. A2	3.77	12/1/2028	45,000	[e]	49,745
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K088, Cl. A2	3.69	1/1/2029	270,000	[e]	297,026
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/1/2029	205,000	[e]	223,209
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/1/2037	100,000	[b]	102,794
NYT Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	3.60	11/15/2035	175,000	[b,c]	176,047
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. M55D	4.00	7/1/2058	165,463		173,958
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/1/2058	82,017		85,053
Seasoned Loans Structured Transaction, Ser. 2019-1, Cl. A2	3.50	5/1/2029	60,000		62,886
				1,731,558
Diversified Financials - .6%
American Express, Sr. Unscd. Notes	3.40	2/22/2024	130,000		135,509
Visa, Sr. Unscd. Notes	3.15	12/14/2025	75,000		78,695
				214,204
Energy - 2.7%
Andeavor Logistics, Gtd. Notes	3.50	12/1/2022	40,000		40,964
Concho Resources, Gtd. Notes	4.88	10/1/2047	30,000		33,590
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	140,000		140,925
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	160,000		219,220
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	70,000		73,309
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	60,000		65,114
The Williams, Sr. Unscd. Notes	4.50	11/15/2023	130,000		138,855
The Williams, Sr. Unscd. Notes	6.30	4/15/2040	65,000		79,021
TransCanada PipeLines, Sr. Unscd. Notes	4.25	5/15/2028	50,000		54,031
Western Gas Partners, Sr. Unscd. Notes	4.50	3/1/2028	35,000		34,961
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	55,000		55,786
				935,776
Environmental Control - .3%
Waste Management, Gtd. Notes	4.10	3/1/2045	110,000		120,085

8

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.3% (continued)
Food Products - .2%
Kraft Heinz Foods, Gtd. Notes		3.95	7/15/2025	50,000		52,054
Kraft Heinz Foods, Gtd. Notes		6.88	1/26/2039	10,000		12,094
					64,148
Foreign Governmental - 5.7%
Australia, Sr. Unscd. Bonds, Ser. 50CI	AUD	1.00	2/21/2050	57,000	[f]	47,385
Hellenic Republic, Sr. Unscd. Bonds	EUR	3.45	4/2/2024	30,000	[b]	37,513
Hellenic Republic, Unscd. Bonds	EUR	3.90	1/30/2033	45,000		57,434
Hungary, Sr. Unscd. Notes		5.38	3/25/2024	45,000	[d]	50,839
Japanese, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/2026	144,864,488	[f]	1,395,137
Peru, Sr. Unscd. Bonds	PEN	5.94	2/12/2029	110,000	[b]	36,426
Romanian, Sr. Unscd. Notes	EUR	2.50	2/8/2030	30,000	[b]	36,274
Russian, Unscd. Bonds, Ser. 6212	RUB	7.05	1/19/2028	11,500,000		179,532
Singapore, Sr. Unscd. Bonds	SGD	2.63	5/1/2028	120,000		93,177
Ukraine, Sr. Unscd. Notes		3.35	5/31/2040	55,000		39,580
					1,973,297
Health Care - 2.5%
Abbott Laboratories, Sr. Unscd. Notes		4.90	11/30/2046	120,000		148,013
AmerisourceBergen, Sr. Unscd. Notes		3.25	3/1/2025	95,000	[d]	96,815
Bristol-Myers Squibb, Sr. Unscd. Notes		3.20	6/15/2026	50,000	[b]	51,920
Bristol-Myers Squibb, Sr. Unscd. Notes		3.40	7/26/2029	30,000	[b]	31,404
CVS Health, Sr. Unscd. Notes		4.30	3/25/2028	80,000		84,386
Gilead Sciences, Sr. Unscd. Notes		3.65	3/1/2026	55,000		58,220
Gilead Sciences, Sr. Unscd. Notes		4.75	3/1/2046	30,000		34,097
Medtronic, Gtd. Notes		4.63	3/15/2045	16,000		19,394
Merck & Co, Sr. Unscd. Notes		2.90	3/7/2024	40,000		41,335
Merck & Co, Sr. Unscd. Notes		3.40	3/7/2029	20,000		21,310
Pfizer, Sr. Unscd. Notes		2.95	3/15/2024	15,000		15,467
Pfizer, Sr. Unscd. Notes		3.20	9/15/2023	15,000		15,610
Pfizer, Sr. Unscd. Notes		3.45	3/15/2029	20,000		21,178
Shire Acquisitions Investments Ireland, Gtd. Notes		2.88	9/23/2023	100,000		101,005
UnitedHealth Group, Sr. Unscd. Notes		4.75	7/15/2045	115,000		136,849
					877,003
Industrials - .3%
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	90,000	[d]	86,470
Information Technology - .4%
Oracle, Sr. Unscd. Notes		2.65	7/15/2026	140,000	[d]	140,735

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.3% (continued)
Insurance - .9%
American International Group, Sr. Unscd. Notes		4.20	4/1/2028	85,000		90,921
Jackson National Life Global Funding, Scd. Notes		3.30	2/1/2022	50,000	[b]	51,161
New York Life Global Funding, Scd. Notes		2.88	4/10/2024	90,000	[b]	92,053
Principal Financial Group, Gtd. Notes		4.30	11/15/2046	90,000		93,747
					327,882
Internet Software & Services - .3%
Amazon.com, Sr. Unscd. Notes		4.05	8/22/2047	105,000		118,844
Media - 1.2%
Charter Communications Operating, Sr. Scd. Notes		5.38	5/1/2047	100,000		105,391
Comcast, Gtd. Notes		3.15	3/1/2026	105,000		108,554
Comcast, Gtd. Notes		4.70	10/15/2048	45,000		52,809
The Walt Disney, Gtd. Notes		4.00	10/1/2023	90,000	[b]	96,063
The Walt Disney, Gtd. Notes		4.75	11/15/2046	55,000	[b]	67,809
					430,626
Retailing - .6%
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/2028	25,000		25,880
Target, Sr. Unscd. Notes		3.38	4/15/2029	90,000		95,508
Walmart, Sr. Unscd. Notes		3.05	7/8/2026	95,000		99,348
					220,736
Supranational Bank - .3%
Corporation Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	60,000		61,148
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	3,950,000		56,388
					117,536
Technology Hardware & Equipment - .6%
Dell International, Sr. Scd. Notes		6.02	6/15/2026	110,000	[b]	121,401
Hewlett Packard Enterprise, Sr. Unscd. Notes		4.40	10/15/2022	70,000		73,838
					195,239
Telecommunication Services - 1.5%
AT&T, Sr. Unscd. Bonds		4.90	8/15/2037	75,000		81,134
AT&T, Sr. Unscd. Notes		4.25	3/1/2027	50,000		53,567
AT&T, Sr. Unscd. Notes		5.35	12/15/2043	110,000		121,077
Cisco Systems, Sr. Unscd. Notes		2.50	9/20/2026	35,000		35,368
Corning, Sr. Unscd. Notes		4.38	11/15/2057	40,000		38,916
Verizon Communications, Sr. Unscd. Notes		3.38	2/15/2025	22,000		22,973

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.3% (continued)
Telecommunication Services - 1.5% (continued)
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	138,000	[b]	149,596
				502,631
Transportation - .6%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	75,000		74,181
FedEx, Gtd. Notes	4.40	1/15/2047	125,000		124,564
				198,745
U.S. Government Agencies Mortgage-Backed - 25.3%
Government National Mortgage Association, Ser. 2015-H17, Cl. HA	2.50	5/1/2065	148,624		148,429
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/46			284,494	[e]	287,979
3.50%, 8/1/45			166,097	[e]	172,232
5.50%, 5/1/40			2,095	[e]	2,239
Federal National Mortgage Association:
3.00%			270,000	[e,g]	272,201
4.00%			515,000	eg	532,112
3.00%, 11/1/30-1/1/33			517,911	[e]	529,012
3.50%, 5/1/30-8/1/56			2,367,622	[e]	2,451,631
4.00%, 9/1/42-5/1/48			1,080,652	[e]	1,132,240
4.50%, 10/1/40-8/1/48			1,065,861	[e]	1,135,323
5.00%, 3/1/21-10/1/33			239,991	[e]	259,693
7.00%, 6/1/29-9/1/29			6,456	[e]	6,664
Government National Mortgage Association I:
5.50%, 4/1/33			203,839		230,081
Government National Mortgage Association II:
3.00%, 11/1/45			759,075		776,911
4.00%, 10/1/47-1/1/48			487,090		507,584
4.50%, 7/1/48			339,850		355,217
7.00%, 9/1/28-7/1/29			2,648		3,048
				8,802,596
U.S. Government Securities - 29.4%
U.S. Treasury Bond	2.88	5/15/2049	160,000		171,403
U.S. Treasury Bond	3.00	2/15/2049	70,000	[d]	76,784
U.S. Treasury Bond	3.13	5/15/2048	870,000		975,080
U.S. Treasury Bond	3.38	11/15/2048	300,000		352,705
U.S. Treasury Bond	4.50	2/15/2036	705,000	[d]	929,609
U.S. Treasury Floating Rate Note, 3 Month U.S. T-Bill +.05%	2.14	10/31/2020	820,000	[c]	818,950
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	713,840	[f]	719,087

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.3% (continued)
U.S. Government Securities - 29.4% (continued)
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		0.50	4/15/2024	709,023	[f]	718,054
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		0.88	2/15/2047	142,866	[f]	145,778
U.S. Treasury Note		2.13	7/31/2024	395,000		401,565
U.S. Treasury Note		2.38	3/15/2022	770,000		783,550
U.S. Treasury Note		2.38	2/29/2024	65,000		66,808
U.S. Treasury Note		2.63	12/15/2021	775,000		791,862
U.S. Treasury Note		2.63	2/15/2029	795,000		837,995
U.S. Treasury Note		2.88	11/30/2023	1,635,000		1,712,982
U.S. Treasury Note		2.88	11/15/2021	700,000		718,320
					10,220,532
Utilities - 2.6%
Dominion Energy, Sr. Unscd. Notes, Ser. D		2.85	8/15/2026	165,000		163,713
Duke Energy Progress, First Mortgage Bonds		3.45	3/15/2029	135,000		142,380
Exelon Generation, Sr. Unscd. Notes		6.25	10/1/2039	85,000		100,593
Kentucky Utilities, First Mortgage Bonds		4.38	10/1/2045	80,000		90,475
Louisville Gas & Electric, First Mortgage Bonds		4.38	10/1/2045	90,000		100,752
Nevada Power, Mortgage Notes, Ser. R		6.75	7/1/2037	150,000		207,214
Southern California Edison, First Mortgage Bonds, Ser. A		4.20	3/1/2029	85,000		90,539
					895,666
Total Bonds and Notes (cost $31,863,680)				33,121,909
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1%
Call Options - .0%
Euro, Contracts 160,000 Barclays Capital	EUR	1.14	10/11/2019	160,000		2,566
Euro, Contracts 150,000 UBS Securities	EUR	1.16	12/6/2019	150,000		2,079
Euro, Contracts 160,000 Morgan Stanley	EUR	1.15	9/3/2019	160,000		1,048
Euro, Contracts 160,000 Citigroup	EUR	1.16	9/19/2019	160,000		965
					6,658

12

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1% (continued)
Put Options - .1%
Brazilian Real, Contracts 50,000 UBS Securities		3.65	8/22/2019	50,000		168
Brazilian Real, Contracts 180,000 Morgan Stanley		3.70	9/12/2019	180,000		1,356
Colombian Peso, Contracts 50,000 Merrill Lynch, Pierce, Fenner & Smith		3,035	7/11/2019	50,000		1
Hungarian Forint, Contracts 50,000 Barclays Capital		277.00	9/10/2019	50,000		288
Indian Rupee, Contracts 50,000 Barclays Capital		70.00	8/9/2019	50,000		673
Japanese Yen, Contracts 180,000 Barclays Capital		109.54	9/10/2019	180,000		4,520
Mexican Peso, Contracts 110,000 Citigroup		19.00	8/12/2019	110,000		696
Philippine Peso, Contracts 50,000 Barclays Capital		51.65	9/10/2019	50,000		567
Polish Zloty, Contracts 170,000 J.P. Morgan Securities		3.70	10/21/2019	170,000		2,239
Polish Zloty, Contracts 50,000 HSBC		3.65	9/3/2019	50,000		218
Polish Zloty, Contracts 50,000 Merrill Lynch, Pierce, Fenner & Smith		3.67	8/22/2019	50,000		236
Russian Ruble, Contracts 50,000 UBS Securities		62.32	9/20/2019	50,000		295
South African Rand, Contracts 50,000 UBS Securities		14.00	9/20/2019	50,000		951
South African Rand, Contracts 50,000 Goldman Sachs		13.50	7/10/2019	50,000		17
South Korean Won, Contracts 50,000 J.P. Morgan Securities		1,110	7/10/2019	50,000		2
Swedish Krona Cross Currency, Contracts 50,000 Goldman Sachs	EUR	10.35	8/28/2019	50,000		87
					12,314
Total Options Purchased (cost $27,173)				18,972
	Annualized Yield (%)		Maturity Date	Principal Amount (%)
Short-Term Investments - 5.1%
U.S. Government Securities
U.S. Treasury Bill		2.13	7/9/2019	1,750,000	[h]	1,749,231
U.S. Treasury Bill		2.17	11/7/2019	40,000	[h]	39,707
Total Short-Term Investments (cost $1,788,671)				1,788,938

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $400,907)	2.29	400,907	[i] 400,907

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $26,000)	2.29	26,000	[i] 26,000
Total Investments (cost $34,106,431)		101.8%	35,356,726
Liabilities, Less Cash and Receivables		(1.8%)	(609,559)
Net Assets		100.0%	34,747,167

LIBOR—London Interbank Offered Rate

AUD—Australian Dollar

EUR—Euro

INR—Indian Rupee

JPY—Japanese Yen

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

SGD—Singapore Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $2,186,640 or 6.29% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $1,121,230 and the value of the collateral held by the fund was $1,153,828, consisting of cash collateral of $26,000 and U.S. Government & Agency securities valued at $1,127,828.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Purchased on a forward commitment basis.

h Security is a discount security. Income is recognized through the accretion of discount.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

14

Portfolio Summary (Unaudited) †	Value (%)
Government	43.7
Mortgage Securities	30.3
Financial	6.8
Asset Backed Securities	4.4
Consumer, Non-cyclical	3.5
Communications	3.0
Energy	2.7
Utilities	2.6
Industrial	1.5
Investment Companies	1.3
Technology	1.0
Consumer, Cyclical	.6
Basic Materials	.3
Options Purchased	.1
101.8

† Based on net assets.

See notes to financial statements.

15

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18($)	Purchases($)	Sales($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	534,430	6,214,126	6,347,649	400,907	1.2	6,120
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	34,650	2,174,255	2,182,905	26,000.1		-
Total	569,080	8,388,381	8,530,554	426,907	1.3	6,120

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

16

STATEMENT OF FUTURES
June 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	15	9/19	3,203,136	3,227,695	24,559
Ultra 10 Year U.S. Treasury Notes	1	9/19	133,681	138,125	4,444
Futures Short
Euro-Bond	1	9/19	193,648[a]	196,423	(2,775)
Japanese 10 Year Bond	1	9/19	1,423,085[a]	1,426,981	(3,896)
Gross Unrealized Appreciation				29,003
Gross Unrealized Depreciation				(6,671)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

17

STATEMENT OF OPTIONS WRITTEN

June 30, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Brazilian Real, Contracts 50,000, UBS Securities	4.1	8/22/19	50,000		(244)
Colombian Peso, Contracts 50,000, Merrill Lynch, Pierce, Fenner & Smith	3,250	7/11/19	50,000		(164)
Hungarian Forint, Contracts 50,000, Barclays Capital	288	9/10/19	50,000		(365)
Indian Rupee, Contracts 50,000, Barclays Capital	75.7	8/9/19	50,000		(1)
Mexican Peso, Contracts 110,000, Citigroup	21.2	8/12/19	110,000		(87)
Philippine Peso, Contracts 50,000, Barclays Capital	53.2	9/10/19	50,000		(59)
Polish Zloty, Contracts 50,000, HSBC	3.95	9/3/19	50,000		(63)
Polish Zloty, Contracts 50,000, Merrill Lynch, Pierce, Fenner & Smith	4	8/22/19	50,000		(26)
Russian Ruble, Contracts 50,000, UBS Securities	68	9/20/19	50,000		(207)
South African Rand, Contracts 50,000, Goldman Sachs	14.9	7/10/19	50,000		(32)
South African Rand, Contracts 50,000, UBS Securities	15.3	9/20/19	50,000		(431)
South Korean Won, Contracts 50,000, J.P. Morgan Securities	1,170	7/10/19	50,000		(114)
Swedish Krona Cross Currency Contracts 50,000, Goldman Sachs	10.9	8/28/19	50,000	EUR	(55)
Total Options Written (premiums received $7,274)					(1,848)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to financial statements.

18

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
United States Dollar	104,323	New Zealand Dollar	160,000	7/31/19	(3,247)
United States Dollar	84,582	South African Rand	1,220,000	8/6/19	(1,605)
Brazilian Real	170,000	United States Dollar	44,309	8/2/19	(184)
United States Dollar	110,472	Mexican Peso	2,140,000	8/6/19	(289)
Czech Koruna	1,570,000	Euro	60,672	8/6/19	1,048
United States Dollar	35,969	Russian Ruble	2,380,000	8/6/19	(1,452)
Colombian Peso	89,555,000	United States Dollar	27,243	8/6/19	547
Chilean Peso	73,280,000	United States Dollar	107,006	8/6/19	1,187
United States Dollar	106,712	Philippine Peso	5,620,000	8/6/19	(2,800)
Indian Rupee	3,739,500	United States Dollar	52,729	8/6/19	1,178
Citigroup
United States Dollar	79,148	South Korean Won	93,120,000	8/6/19	(1,596)
United States Dollar	36,206	Peruvian Nuevo Sol	120,000	7/12/19	(215)
United States Dollar	116,126	Singapore Dollar	160,000	8/6/19	(2,213)
Argentine Peso	2,680,000	United States Dollar	56,540	9/23/19	(1,099)
Hungarian Forint	27,270,000	United States Dollar	95,014	8/6/19	1,214
United States Dollar	93,853	Hungarian Forint	27,270,000	8/6/19	(2,375)
United States Dollar	204,474	Euro	179,000	7/31/19	363
United States Dollar	110,958	Peruvian Nuevo Sol	370,000	8/2/19	(1,233)
United States Dollar	44,577	Peruvian Nuevo Sol	150,000	8/21/19	(873)
Argentine Peso	2,680,000	United States Dollar	56,220	7/1/19	6,561
United States Dollar	63,297	Argentine Peso	2,680,000	7/1/19	516
United States Dollar	61,241	Russian Ruble	4,010,000	8/6/19	(1,809)

19

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs
Chilean Peso	30,100,000	United States Dollar	44,055	8/6/19	386
Mexican Peso	1,600,000	United States Dollar	82,663	8/6/19	149
HSBC
United States Dollar	171,452	Mexican Peso	3,310,000	8/6/19	135
South African Rand	1,230,000	United States Dollar	82,450	8/6/19	4,443
Swedish Krona	1,420,000	United States Dollar	149,418	7/31/19	3,891
Norwegian Krone	2,285,000	United States Dollar	262,034	7/31/19	6,129
Chilean Peso	30,480,000	United States Dollar	44,594	8/6/19	408
J.P. Morgan Securities
United States Dollar	110,426	Hong Kong Dollar	860,000	4/14/20	104
Brazilian Real	170,000	United States Dollar	44,329	8/2/19	(204)
United States Dollar	46,914	Romanian Leu	200,000	8/6/19	(1,200)
United States Dollar	151,297	Hungarian Forint	43,230,000	8/6/19	(1,249)
United States Dollar	124,660	Hong Kong Dollar	970,000	1/3/20	333
Singapore Dollar	160,000	United States Dollar	117,081	8/6/19	1,258
United States Dollar	95,281	Singapore Dollar	130,000	8/6/19	(869)
United States Dollar	83,443	Russian Ruble	5,400,000	8/6/19	(1,462)
Merrill Lynch, Pierce, Fenner & Smith
Australian Dollar	60,000	United States Dollar	42,149	7/31/19	24
United States Dollar	20,870	Australian Dollar	30,000	7/31/19	(216)
United States Dollar	42,754	Australian Dollar	60,924	7/2/19	(24)
Morgan Stanley
Brazilian Real	200,000	United States Dollar	49,007	8/2/19	2,904
United States Dollar	1,046,017	Japanese Yen	113,100,000	7/31/19	(5,742)
United States Dollar	78,344	Mexican Peso	1,520,000	8/6/19	(327)
United States Dollar	55,103	Malaysian Ringgit	230,000	8/6/19	(521)

20

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Morgan Stanley (continued)
British Pound	85,000	United States Dollar	108,176	7/31/19	(48)
UBS Securities
Czech Koruna	3,185,000	Euro	123,047	8/6/19	2,166
Mexican Peso	3,310,000	United States Dollar	166,883	8/6/19	4,434
Euro	30,000	United States Dollar	34,195	7/31/19	14
Australian Dollar	60,000	United States Dollar	42,033	7/31/19	140
United States Dollar	34,113	Euro	30,000	7/2/19	(12)
Gross Unrealized Appreciation					39,532
Gross Unrealized Depreciation					(32,864)

See notes to financial statements.

21

STATEMENT OF SWAP AGREEMENTS
June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
HUF - 6 Month Budapest Interbank Offered rate	HUF Fixed at 2.465	1/14/29	186,548	(12,154)
HUF - 6 Month Budapest Interbank Offered rate	HUF Fixed at 2.3207	2/18/29	193,588	(9,408)
Gross Unrealized Depreciation				(21,562)

HUF—Hungarian Forint

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,121,230)—Note 1(c):
Unaffiliated issuers	33,679,524	34,929,819
Affiliated issuers	426,907	426,907
Cash		398
Cash denominated in foreign currency	54,583	54,806
Interest and securities lending income receivable		190,006
Receivable for shares of Beneficial Interest subscribed		145,202
Receivable for investment securities sold		42,693
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		39,532
Cash collateral held by broker—Note 4		27,520
Unrealized appreciation on foreign currency transactions		221
Prepaid expenses		137
		35,857,241
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		22,519
Payable for investment securities purchased		977,409
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		32,864
Liability for securities on loan—Note 1(c)		26,000
Payable for shares of Beneficial Interest redeemed		2,054
Outstanding options written, at value (premiums received $7,274)—Note 4		1,848
Payable for futures variation margin—Note 4		1,109
Payable for swap variation margin—Note 4		554
Trustees fees and expenses payable		433
Accrued expenses		45,284
		1,110,074
Net Assets ($)		34,747,167
Composition of Net Assets ($):
Paid-in capital		34,797,331
Total distributable earnings (loss)		(50,164)
Net Assets ($)		34,747,167

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	31,430,628	3,316,539
Shares Outstanding	2,642,426	279,841
Net Asset Value Per Share ($)	11.89	11.85

See notes to financial statements.

23

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Interest	564,179
Dividends from affiliated issuers	6,120
Income from securities lending—Note 1(c)	243
Total Income	570,542
Expenses:
Investment advisory fee—Note 3(a)	112,883
Professional fees	39,374
Prospectus and shareholders’ reports	8,769
Distribution fees—Note 3(b)	3,969
Custodian fees—Note 3(b)	2,327
Trustees’ fees and expenses—Note 3(c)	1,796
Loan commitment fees—Note 2	398
Shareholder servicing costs—Note 3(b)	282
Miscellaneous	8,903
Total Expenses	178,701
Less—reduction in expenses due to undertaking—Note 3(a)	(1,579)
Net Expenses	177,122
Investment Income—Net	393,420
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(156,976)
Net realized gain (loss) on options transactions	(22,981)
Net realized gain (loss) on futures	(53,667)
Net realized gain (loss) on swap agreements	(6,084)
Net realized gain (loss) on forward foreign currency exchange contracts	(23,182)
Net Realized Gain (Loss)	(262,890)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,825,385
Net unrealized appreciation (depreciation) on options transactions	10,160
Net unrealized appreciation (depreciation) on futures	2,318
Net unrealized appreciation (depreciation) on swap agreements	(21,562)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	57,598
Net Unrealized Appreciation (Depreciation)	1,873,899
Net Realized and Unrealized Gain (Loss) on Investments	1,611,009
Net Increase in Net Assets Resulting from Operations	2,004,429

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	393,420	876,517
Net realized gain (loss) on investments	(262,890)	(636,404)
Net unrealized appreciation (depreciation) on investments	1,873,899	(1,258,673)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,004,429	(1,018,560)
Distributions ($):
Distributions to shareholders:
Initial Shares	(333,849)	(950,428)
Service Shares	(28,950)	(79,645)
Total Distributions	(362,799)	(1,030,073)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	995,795	2,291,682
Service Shares	392,968	314,608
Distributions reinvested:
Initial Shares	333,849	950,428
Service Shares	28,950	79,645
Cost of shares redeemed:
Initial Shares	(4,000,035)	(6,337,684)
Service Shares	(232,273)	(585,297)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,480,746)	(3,286,618)
Total Increase (Decrease) in Net Assets	(839,116)	(5,335,251)
Net Assets ($):
Beginning of Period	35,586,283	40,921,534
End of Period	34,747,167	35,586,283
Capital Share Transactions (Shares):
Initial Shares
Shares sold	86,134	199,820
Shares issued for distributions reinvested	29,089	82,633
Shares redeemed	(346,188)	(551,354)
Net Increase (Decrease) in Shares Outstanding	(230,965)	(268,901)
Service Shares
Shares sold	34,317	27,330
Shares issued for distributions reinvested	2,530	6,953
Shares redeemed	(20,102)	(51,392)
Net Increase (Decrease) in Shares Outstanding	16,745	(17,109)

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Initial Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.35	11.96	11.69	11.72	12.16	11.85
Investment Operations:
Investment income—net[a]	.12	.27	.23	.20	.23	.20
Net realized and unrealized gain (loss) on investments	.54	(.56)	.29	(.02)[b]	(.43)	.36
Total from Investment Operations	.66	(.29)	.52	.18	(.20)	.56
Distributions:
Dividends from investment income—net	(.12)	(.32)	(.25)	(.21)	(.24)	(.25)
Net asset value, end of period	11.89	11.35	11.96	11.69	11.72	12.16
Total Return (%)	5.95[c]	(2.55)	4.50	1.52	(1.65)	4.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[d]	1.21	.98	.94	.92	.85
Ratio of net expenses to average net assets	1.00[d]	1.21	.98	.94	.92	.85
Ratio of net investment income to average net assets	2.17[d]	2.36	1.97	1.65	1.91	1.68
Portfolio Turnover Rate	56.27[c]	109.04[e]	161.74[e]	227.98[e]	314.50[e]	387.86[e]
Net Assets, end of period ($ x 1,000)	31,431	32,611	37,584	39,133	44,057	49,880

a Based on average shares outstanding.

b In addition to net realized and unrealized gains on investments, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2018, 2017, 2016, 2015 and 2014 were 98.22%, 106.51%, 172.50%, 120.54% and 182.67%, respectively.

See notes to financial statements.

26

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Service Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.31	11.91	11.64	11.67	12.11	11.80
Investment Operations:
Investment income—net[a]	.11	.22	.20	.17	.20	.17
Net realized and unrealized gain (loss) on investments	.54	(.53)	.29	(.02)[b]	(.42)	.36
Total from Investment Operations	.65	(.31)	.49	.15	(.22)	.53
Distributions:
Dividends from investment income—net	(.11)	(.29)	(.22)	(.18)	(.22)	(.22)
Net asset value, end of period	11.85	11.31	11.91	11.64	11.67	12.11
Total Return (%)	5.92[c]	(2.73)	4.25	1.27	(1.89)	4.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26[d]	1.46	1.23	1.19	1.17	1.10
Ratio of net expenses to average net assets	1.25[d]	1.46	1.23	1.19	1.17	1.10
Ratio of net investment income to average net assets	1.90[d]	1.94	1.64	1.40	1.66	1.43
Portfolio Turnover Rate	56.27[c]	109.04[e]	161.74[e]	227.98[e]	314.50[e]	387.86[e]
Net Assets, end of period ($ x 1,000)	3,317	2,975	3,338	12,537	14,314	17,359

a Based on average shares outstanding.

b In addition to net realized and unrealized gains on investments, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2018, 2017, 2016, 2015 and 2014 were 98.22%, 106.51%, 172.50%, 120.54% and 182.67%, respectively.

See notes to financial statements.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Quality Bond Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the Company changed its name from Dreyfus Variable Investment Fund to BNY Mellon Variable Investment Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

28

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

30

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,530,010	-	1,530,010
Commercial Mortgage-Backed	-	1,731,558	-	1,731,558
Corporate Bonds†	-	7,781,846	-	7,781,846
Foreign Government	-	1,973,297	-	1,973,297
Investment Companies	426,907	-	-	426,907
Collateralized Municipal Backed Securities	-	1,082,070	-	1,082,070
U.S. Government Agencies/ Mortgage-Backed	-	8,802,596	-	8,802,596
U.S. Treasury	-	12,009,470	-	12,009,470
Other Financial Instruments:
Futures††	29,003	-	-	29,003
Forward Foreign Currency Exchange Contracts††	-	39,532	-	39,532
Options Purchased	-	18,972	-	18,972

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures††	(6,671)	-	-	(6,671)
Forward Foreign Currency Exchange Contracts††	-	(32,864)	-	(32,864)
Options Written	-	(1,848)	-	(1,848)
Swaps††	-	(21,562)	-	(21,562)

† See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value

32

of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $53 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On June 28, 2019, the Board declared a cash dividend of $.012 and $.010 per share for the Initial shares and Service shares, respectively, from undistributed investment income-net payable on July 1, 2019 (ex-dividend date) to shareholders of record as of the close of business on June 28, 2019.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,218,353 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2018. The fund has $524,561 of short-term losses and $693,792 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $1,030,073. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200

34

million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from April 30, 2019 through May 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $1,579 during the period ended June 30, 2019.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $3,969 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $241 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $2,327 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,577, Distribution Plan fees $684, custodian fees $2,400, Chief Compliance Officer fees $2,347 and transfer agency fees $90, which are offset against an expense reimbursement currently in effect in the amount of $1,579.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements, during the period ended June 30, 2019, amounted to $19,320,269 and $22,875,922, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the

36

counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2019 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at June 30, 2019 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also

38

exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate,

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. At June 30, 2019, there were no outstanding interest rate swaps.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At June 30, 2019, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

40

Fair value of derivative instruments as of June 30, 2019 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	29,003	[1]	Interest rate risk	(28,233)	[1,2]
Foreign exchange risk	58,504	[3,4]	Foreign exchange risk	(34,712)	[4,5]
Gross fair value of derivative contracts	87,507			(62,945)

Statement of Assets and Liabilities location:
[1] Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

[2] Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3] Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4] Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5] Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2019 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(53,667)		-		-		178		(53,489)
Foreign exchange	-		(22,981)		(23,182)		-		(46,163)
Credit	-		-		-		(6,262)		(6,262)
Total	(53,667)		(22,981)		(23,182)		(6,084)		(105,914)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	2,318		-		-		(21,562)		(19,244)
Foreign exchange	-		10,160		57,598		-		67,758
Total	2,318		10,160		57,598		(21,562)		48,514

Statement of Operations location:
[1] Net realized gain (loss) on futures.
[2] Net realized gain (loss) on options transactions.
[3]Net realized gain (loss) on forward foreign currency exchange contracts.
[4]Net realized gain (loss) on swap agreements.
[5]Net unrealized appreciation (depreciation) on futures.
[6] Net unrealized appreciation (depreciation) on options transactions.
[7]Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8] Net unrealized appreciation (depreciation) on swap agreements.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	29,003	(6,671)
Options	18,972	(1,848)
Forward contracts	39,532	(32,864)
Swaps	-	(21,562)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	87,507	(62,945)
Derivatives not subject to
Master Agreements	(29,003)	28,233
Total gross amount of assets
and liabilities subject to
Master Agreements	58,504	(34,712)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2019:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Capital	12,574		(10,002)	-	2,572
Citigroup	10,315		(10,315)	-	-
Goldman Sachs International	639		(87)	-	552
HSBC	15,224		(63)	-	15,161
J.P. Morgan Securities	3,936		(3,936)	-	-
Merrill Lynch, Pierce, Fenner & Smith	261		(261)	-	-
Morgan Stanley	5,308		(5,308)	-	-
UBS Securities	10,247		(894)	-	9,353
Total	58,504		(30,866)	-	27,638

42

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Capital	(10,002)		10,002	-	-
Citigroup	(11,500)		10,315	-	(1,185)
Goldman Sachs International	(87)		87	-	-
HSBC	(63)		63	-	-
J.P. Morgan Securities	(5,098)		3,936	-	(1,162)
Merrill Lynch, Pierce, Fenner & Smith	(430)		261	-	(169)
Morgan Stanley	(6,638)		5,308	-	(1,330)
UBS Securities	(894)		894	-	-
Total	(34,712)		30,866	-	(3,846)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2019:

Average Market Value ($)
Interest rate futures	8,239,135
Foreign currency options contracts	18,835
Forward contracts	5,455,820

The following summarizes the average notional value of swap agreements outstanding during the period ended June 30, 2019:

Average Notional Value ($)
Interest rate swap agreements	297,647
Credit default swap agreements	163,571

At June 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivatives contracts was $1,263,159, consisting of $1,392,903 gross unrealized appreciation and $129,744 gross unrealized depreciation.

At June 30, 2019, the cost of investments inclusive of derivatives contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 12-13, 2019, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to

44

select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group and Performance Universe medians for eight of the ten one-year periods ended January 31st and at the Performance Group median for two of the periods and above the Performance Universe median for two of the periods, including in each case the most recent one-year period. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in five of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the

45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was concerned about the fund’s performance and agreed to closely monitor performance and determined to approve renewal of the Agreement only through September 30, 2019.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the

46

future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement through September 30, 2019.

47

NOTES

48

NOTES

49

For More Information

BNY Mellon Variable Investment Fund, Quality Bond Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0120SA0619

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Variable Investment Fund

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      August 8, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      August 8, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)